UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200 Columbus, OH 43215
(Address of principal executive offices) (Zip Code)

Thomas E. Line
325 John H. McConnell Boulevard, Suite 200 Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Common Stocks - 84.5%	Shares	Fair Value
Consumer Discretionary - 11.7%
Aaron's, Inc.	1,080,905	$32,146,115
Callaway Golf Co.	375,583	4,157,704
Carter's, Inc.	126,105	11,324,229
Global Sources Ltd. (a)(b)	50,862	419,612
Horizon Global Corp. (a)(b)	156,735	2,175,482
Live Nation Entertainment, Inc. (a)	1,479,000	44,917,230
Red Rock Resorts, Inc., Class A (b)	947,845	21,023,202
Tenneco, Inc.	515,180	32,157,536
Vail Resorts, Inc.	273,900	52,561,410
		200,882,520
Consumer Staples - 5.4%
B&G Foods, Inc. (b)	718,925	28,936,731
Edgewell Personal Care Co. (a)	188,110	13,758,365
Flowers Foods, Inc.	1,056,969	20,515,768
Post Holdings, Inc. (a)	338,235	29,602,327
		92,813,191
Energy - 2.8%
Carrizo Oil & Gas, Inc. (a)(b)	141,561	4,057,138
Cimarex Energy Co.	322,910	38,584,516
Noble Energy, Inc.	146,747	5,039,292
		47,680,946
Financials - 21.6%
Alleghany Corp. (a)	20,522	12,614,053
American Equity Investment Life Holding Co.	305,775	7,225,463
Assured Guaranty Ltd.	105,602	3,918,890
BankUnited, Inc.	1,004,835	37,490,394
BOK Financial Corp.	183,300	14,346,891
Brown & Brown, Inc.	879,625	36,697,955
Enstar Group Ltd. (a)	205,589	39,329,176
First Horizon National Corp. (b)	789,765	14,610,652
First of Long Island Corp. (The)	390,135	10,553,152
Fortress Investment Group LLC, Class A	3,165,570	25,166,281
Nationstar Mortgage Holdings, Inc. (a)(b)	1,449,860	22,849,794
Navigators Group, Inc. (The)	843,726	45,814,322

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)

Common Stocks - 84.5% (Continued)	Shares	Fair Value
Financials - 21.6% (Continued)
Popular, Inc.	779,418	$31,745,695
ProAssurance Corp.	375,235	22,607,909
Reinsurance Group of America, Inc.	101,410	12,877,042
State Bank Financial Corp.	370,985	9,690,128
Sterling Bancorp	625,635	14,827,549
Validus Holdings Ltd.	154,840	8,731,428
		371,096,774
Health Care - 7.1%
Alere, Inc. (a)	968,160	38,464,997
BioScrip, Inc. (a)(b)	4,487,945	7,629,506
Integer Holdings Corp. (a)	309,560	12,444,312
LifePoint Health, Inc. (a)(b)	334,590	21,915,645
Natus Medical, Inc. (a)	557,225	21,871,081
Nuvectra Corp. (a)	34,222	233,736
Universal American Corp. (a)(b)	1,863,091	18,575,017
		121,134,294
Industrials - 17.8%
Aircastle Ltd.	1,557,770	37,588,990
Alaska Air Group, Inc.	258,540	23,842,559
Avis Budget Group, Inc. (a)	2,734,920	80,898,934
Colfax Corp. (a)	347,115	13,627,735
Hillenbrand, Inc.	181,140	6,493,869
Hub Group, Inc., Class A (a)	775,955	36,004,312
Hyster-Yale Materials Handling, Inc. (b)	203,931	11,499,669
Kirby Corp. (a)(b)	222,955	15,729,475
SPX FLOW, Inc. (a)	535,580	18,589,982
Toro Co. (The)	250,090	15,620,621
TriMas Corp. (a)	413,950	8,589,463
Trinity Industries, Inc.	1,404,625	37,292,794
		305,778,403
Information Technology - 8.5%
Anixter International, Inc. (a)	80,195	6,359,463
Broadridge Financial Solutions, Inc.	345,090	23,448,865
CommScope Holding Co., Inc. (a)	807,085	33,663,515
DST Systems, Inc.	443,925	54,380,812
Fortinet, Inc. (a)	358,603	13,752,425

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)

Common Stocks - 84.5% (Continued)	Shares	Fair Value
Information Technology - 8.5% (Continued)
TiVo Corp.	361,885	$6,785,344
WNS Holdings Ltd. - ADR (a)	263,870	7,549,321
		145,939,745
Real Estate - 6.8%
Colony NorthStar, Inc., Class A REIT	1,154,871	14,909,385
CubeSmart REIT	279,775	7,262,959
iStar, Inc. REIT (a)(b)	3,417,105	40,321,839
Jones Lang LaSalle, Inc.	90,971	10,138,718
Mid-America Apartment Communities, Inc. REIT	161,694	16,450,748
Tanger Factory Outlet Centers, Inc. REIT	356,555	11,684,307
Winthrop Realty Trust REIT (a)(c)	1,975,475	16,534,726
		117,302,682
Telecommunication Services - 0.6%
Cincinnati Bell, Inc. (a)(b)	563,924	9,981,455

Utilities - 2.2%
Fortis, Inc. (b)	286,790	9,509,956
UGI Corp.	584,070	28,853,058
		38,363,014

Total Common Stocks		$1,450,973,024

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)

Registered Investment Companies - 20.9%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (d)	6,247,177	$62,909,067
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (e)	203,177,824	203,198,142
State Street Navigator Securities Lending Prime Portfolio, 1.08% (e)	92,610,122	92,610,122
Total Registered Investment Companies		$358,717,331

Total Investment Securities - 105.4% (Cost $1,389,462,762) (f)		$1,809,690,355

Net Other Assets (Liabilities) - (5.4)%		(92,998,589)

Net Assets - 100.0%		$1,716,691,766

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $89,624,370.
(c)
Restricted and illiquid security not registered under the Securities Act of 1033 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees.  This security was first acquired March 17, 2011 with a total cost on March 31, 2017 of $20,011,748 and represents 1.0% of net assets.

(d)	Affiliated fund.
(e)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(f)	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Common Stocks - 90.5%	Shares	Fair Value
Consumer Discretionary - 17.2%
Aaron's, Inc.	1,752,759	$52,127,053
BorgWarner, Inc. (a)	1,454,334	60,776,618
Goodyear Tire & Rubber Co. (The)	784,097	28,227,492
Hanesbrands, Inc. (a)	1,526,344	31,686,901
Newell Brands, Inc. (a)	784,317	36,996,233
NVR, Inc. (b)	23,760	50,059,469
Red Rock Resorts, Inc., Class A	1,880,602	41,711,752
Staples, Inc.	3,640,279	31,925,247
TEGNA, Inc.	1,688,014	43,246,919
Whirlpool Corp.	216,825	37,148,627
		413,906,311
Consumer Staples - 10.4%
B&G Foods, Inc. (a)	1,112,015	44,758,604
Coty, Inc., Class A (a)	1,211,589	21,966,109
Edgewell Personal Care Co. (b)	372,736	27,261,911
Flowers Foods, Inc.	1,919,070	37,249,149
Molson Coors Brewing Co., Class B	400,178	38,301,036
Post Holdings, Inc. (b)	654,903	57,317,111
TreeHouse Foods, Inc. (a)(b)	269,975	22,856,084
		249,710,004
Energy - 3.2%
Cimarex Energy Co.	642,826	76,811,279

Financials - 23.9%
BankUnited, Inc.	1,849,568	69,007,382
BOK Financial Corp.	542,429	42,455,918
Brown & Brown, Inc.	889,960	37,129,131
Enstar Group Ltd. (b)	76,997	14,729,526
First Horizon National Corp. (a)	1,799,541	33,291,508
First Republic Bank	423,550	39,733,225
Nationstar Mortgage Holdings, Inc. (a)(b)	2,589,619	40,812,395
Navigators Group, Inc. (The)	437,474	23,754,838
Popular, Inc.	776,958	31,645,499
Reinsurance Group of America, Inc.	255,753	32,475,516

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 90.5% (Continued)	Shares	Fair Value
Financials - 24.7% (Continued)
SVB Financial Group (b)	157,643	$29,335,786
Validus Holdings Ltd.	551,925	31,123,051
Willis Towers Watson plc (a)	833,237	109,062,391
XL Group Ltd. (a)	982,047	39,144,393
		573,700,559
Health Care - 6.9%
Boston Scientific Corp. (b)	2,281,108	56,731,156
LifePoint Health, Inc. (a)(b)	910,939	59,666,505
Orthofix International NV (b)	711,476	27,142,809
Universal American Corp. (a)(b)	2,100,911	20,946,083
		164,486,553
Industrials - 10.2%
Aircastle Ltd.	742,035	17,905,305
Avis Budget Group, Inc. (b)	963,394	28,497,195
Colfax Corp. (b)	919,496	36,099,413
Dover Corp.	223,436	17,953,083
Hub Group, Inc., Class A (b)	1,364,577	63,316,373
Kirby Corp. (a)(b)	620,329	43,764,211
Parker-Hannifin Corp.	97,920	15,698,534
SPX FLOW, Inc. (b)	621,051	21,556,680
		244,790,794
Information Technology - 7.0%
Broadridge Financial Solutions, Inc.	165,670	11,257,276
CommScope Holding Co., Inc. (b)	1,025,493	42,773,313
Juniper Networks, Inc.	1,728,053	48,091,715
Keysight Technologies, Inc. (b)	499,745	18,060,784
Vantiv, Inc., Class A (b)	740,525	47,482,463
		167,665,551
Materials - 2.9%
Axalta Coating Systems Ltd. (b)	2,140,629	68,928,254

Real Estate - 6.1%
Colony NorthStar, Inc., Class A REIT	1,493,131	19,276,321
CubeSmart REIT	1,543,380	40,066,145
iStar, Inc. REIT (a)(b)	2,125,926	25,085,927
Jones Lang LaSalle, Inc.	300,910	33,536,419

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 90.5% (Continued)	Shares	Fair Value
Real Estate - 6.1% (Continued)
Mid-America Apartment Communities, Inc. REIT	279,799	$28,466,750
		146,431,562
Utilities - 2.7%
Fortis, Inc.	366,412	12,150,222
UGI Corp.	1,059,659	52,347,155
		64,497,377

Total Common Stocks		$2,170,928,244

Registered Investment Companies - 17.8%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	4,058,531	$40,869,407
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (d)	148,694,220	148,709,089
State Street Institutional US Government Money Market Fund, Premier Class, 0.62% (d)	42,344,939	42,344,939
State Street Navigator Securities Lending Prime Portfolio, 1.08% (d)	194,536,552	194,536,552
Total Registered Investment Companies		$426,459,987

Total Investment Securities - 108.3% (Cost $2,236,134,287) (e)		$2,597,388,231

Net Other Assets (Liabilities) - (8.3)%		(197,999,080)

Net Assets - 100.0%		$2,399,389,151

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $189,815,170.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(e)	Represents cost for financial reporting purposes.

plc - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Mid Cap Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Common Stocks - 90.5%	Shares	Fair Value
Consumer Discretionary - 19.4%
Aaron's, Inc.	48,818	$1,451,847
BorgWarner, Inc. (a)	60,359	2,522,403
Dollar General Corp.	15,916	1,109,823
Goodyear Tire & Rubber Co. (The)	27,989	1,007,604
Hanesbrands, Inc. (a)	50,001	1,038,021
Newell Brands, Inc.	24,856	1,172,457
NVR, Inc. (b)	886	1,866,696
Red Rock Resorts, Inc., Class A (a)	73,770	1,636,219
Staples, Inc.	130,313	1,142,845
TEGNA, Inc.	29,422	753,792
VF Corp. (a)	26,861	1,476,549
Whirlpool Corp.	14,799	2,535,513
		17,713,769
Consumer Staples - 9.6%
B&G Foods, Inc. (a)	26,170	1,053,342
Coty, Inc., Class A (a)	47,117	854,231
Edgewell Personal Care Co. (b)	13,309	973,420
Flowers Foods, Inc.	60,614	1,176,518
Molson Coors Brewing Co., Class B	15,168	1,451,729
Post Holdings, Inc. (b)	28,314	2,478,041
TreeHouse Foods, Inc. (a)(b)	9,533	807,064
		8,794,345
Energy - 3.1%
Cimarex Energy Co.	23,516	2,809,927

Financials - 26.6%
BankUnited, Inc.	73,286	2,734,301
BOK Financial Corp.	13,069	1,022,911
Brown & Brown, Inc.	12,625	526,715
Discover Financial Services	25,902	1,771,438
Enstar Group Ltd. (b)	3,439	657,881
First Horizon National Corp. (a)	32,193	595,570
First Republic Bank	9,886	927,406
Franklin Resources, Inc.	30,315	1,277,474
Hartford Financial Services Group, Inc. (The)	24,225	1,164,496

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 90.5% (Continued)	Shares	Fair Value
Financials - 26.6% (Continued)
Loews Corp.	74,793	$3,498,069
Nationstar Mortgage Holdings, Inc. (a)(b)	77,115	1,215,332
Popular, Inc.	23,052	938,908
Reinsurance Group of America, Inc.	5,765	732,040
SVB Financial Group (a)(b)	5,927	1,102,955
Validus Holdings Ltd.	18,430	1,039,268
Willis Towers Watson plc	28,285	3,702,224
XL Group Ltd. (a)	35,841	1,428,622
		24,335,610
Health Care - 5.9%
Boston Scientific Corp. (b)	104,274	2,593,294
LifePoint Health, Inc. (b)	42,222	2,765,541
		5,358,835
Industrials - 9.9%
Avis Budget Group, Inc. (a)(b)	35,790	1,058,668
Colfax Corp. (b)	22,051	865,722
Deere & Co.	9,098	990,408
Fastenal Co. (a)	20,356	1,048,334
Hub Group, Inc., Class A (b)	30,060	1,394,784
Kirby Corp. (a)(b)	18,996	1,340,168
Parker-Hannifin Corp.	5,022	805,127
United Continental Holdings, Inc. (b)	21,595	1,525,471
		9,028,682
Information Technology - 6.2%
Broadridge Financial Solutions, Inc. (a)	4,071	276,624
CommScope Holding Co., Inc. (b)	38,717	1,614,886
Juniper Networks, Inc.	61,313	1,706,341
Keysight Technologies, Inc. (b)	14,693	531,005
Vantiv, Inc., Class A (b)	23,867	1,530,352
		5,659,208
Materials - 3.9%
Axalta Coating Systems Ltd. (b)	87,987	2,833,181
Eastman Chemical Co.	8,632	697,465
		3,530,646
Real Estate - 4.1%
CubeSmart REIT (a)	58,309	1,513,702

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 90.5% (Continued)	Shares	Fair Value
Real Estate - 4.1% (Continued)
Jones Lang LaSalle, Inc.	11,235	$1,252,141
Mid-America Apartment Communities, Inc. REIT	9,936	1,010,889
		3,776,732
Utilities - 1.8%
UGI Corp.	33,800	1,669,720

Total Common Stocks		$82,677,474

Registered Investment Companies - 25.4%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	80,861	$814,266
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (d)	6,982,670	6,983,368
State Street Institutional US Government Money Market Fund, Premier Class, 0.62% (d)	825,876	825,876
State Street Navigator Securities Lending Prime Portfolio, 1.08% (d)	14,553,412	14,553,412
Total Registered Investment Companies		$23,176,922

Total Investment Securities - 115.9% (Cost $98,219,518) (e)		$105,854,396

Net Other Assets (Liabilities) - (15.9)%		(14,532,048)

Net Assets - 100.0%		$91,322,348

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $14,202,143.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(e)	Represents cost for financial reporting purposes.

plc - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Common Stocks - 97.7%	Shares	Fair Value
Consumer Discretionary - 20.2%
BorgWarner, Inc.	1,811,025	$75,682,735
Charter Communications, Inc., Class A (a)	226,030	73,984,140
Comcast Corp., Class A	2,497,362	93,875,838
Ford Motor Co.	7,053,490	82,102,624
Goodyear Tire & Rubber Co. (The)	1,823,705	65,653,380
Hanesbrands, Inc.	2,358,138	48,954,945
TEGNA, Inc.	2,003,795	51,337,228
TJX Cos., Inc. (The)	1,470,440	116,282,395
Twenty-First Century Fox, Inc., Class B	1,584,170	50,344,923
VF Corp.	1,258,565	69,183,318
Walt Disney Co. (The)	814,300	92,333,477
Whirlpool Corp.	455,142	77,979,479
		897,714,482
Consumer Staples - 9.7%
Coty, Inc., Class A	2,319,179	42,046,715
Kimberly-Clark Corp.	810,184	106,644,520
PepsiCo, Inc.	735,508	82,273,925
Philip Morris International, Inc.	713,389	80,541,618
Procter & Gamble Co. (The)	1,354,885	121,736,417
		433,243,195
Energy - 2.2%
Cimarex Energy Co.	838,835	100,232,394

Financials - 27.2%
Berkshire Hathaway, Inc., Class B (a)	269,568	44,931,594
Capital One Financial Corp.	1,588,955	137,698,840
Citigroup, Inc.	3,016,221	180,430,340
Franklin Resources, Inc.	1,322,565	55,732,889
Hartford Financial Services Group, Inc. (The)	2,314,133	111,240,373
JPMorgan Chase & Co.	1,622,493	142,519,785
Loews Corp.	1,251,155	58,516,519
Marsh & McLennan Cos., Inc.	1,453,760	107,418,327
MetLife, Inc.	1,901,572	100,441,033
Morgan Stanley	3,167,159	135,681,092
PNC Financial Services Group, Inc. (The)	461,080	55,440,259

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)

Common Stocks - 97.7% (Continued)	Shares	Fair Value
Financials - 27.2% (Continued)
Wells Fargo & Co.	1,473,356	$82,006,995
		1,212,058,046
Health Care - 13.5%
Abbott Laboratories	3,742,470	166,203,093
Aetna, Inc.	789,660	100,721,133
Medtronic plc	952,072	76,698,920
Pfizer, Inc.	4,304,907	147,270,869
Stryker Corp.	435,405	57,321,068
Thermo Fisher Scientific, Inc.	340,624	52,319,846
		600,534,929
Industrials - 8.4%
Honeywell International, Inc.	443,083	55,327,774
Illinois Tool Works, Inc.	641,454	84,973,411
Parker-Hannifin Corp.	584,208	93,660,227
United Technologies Corp.	1,242,261	139,394,107
		373,355,519
Information Technology - 12.7%
Alphabet, Inc., Class A (a)	141,405	119,883,159
Apple, Inc.	719,052	103,299,010
Cisco Systems, Inc.	2,629,354	88,872,165
Juniper Networks, Inc.	2,002,423	55,727,432
Microsoft Corp.	1,933,388	127,332,934
Vantiv, Inc., Class A (a)	1,092,125	70,027,055
		565,141,755
Materials - 3.8%
Axalta Coating Systems Ltd. (a)	1,985,745	63,940,989
Eastman Chemical Co.	564,664	45,624,851
Praxair, Inc.	496,897	58,931,984
		168,497,824

Total Common Stocks		$4,350,778,144

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)

Registered Investment Companies - 2.3%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (b)	103,424,548	$103,434,890

Total Investment Securities - 100.0% (Cost $3,378,852,270) (c)		$4,454,213,034

Net Other Assets (Liabilities) - (0.0)% (d)		(904,577)

Net Assets - 100.0%		$4,453,308,457

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(c)	Represents cost for financial reporting purposes.
(d)	Percentage rounds to less than 0.1%.

plc - Public Limited Company

See accompanying Notes to Schedules of Investments.

Diamond Hill All Cap Select Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Common Stocks - 93.9%	Shares	Fair Value
Consumer Discretionary - 27.2%
BorgWarner, Inc. (a)	103,996	$4,345,993
Dollar General Corp.	63,523	4,429,459
Ford Motor Co.	274,095	3,190,466
Liberty Global plc, Class A (b)	127,516	4,573,999
NVR, Inc. (b)	1,953	4,114,737
Red Rock Resorts, Inc., Class A	92,280	2,046,770
TJX Cos., Inc. (The)	36,464	2,883,573
Twenty-First Century Fox, Inc., Class B	237,057	7,533,671
Vail Resorts, Inc.	17,281	3,316,224
Whirlpool Corp.	19,141	3,279,428
		39,714,320
Consumer Staples - 3.9%
PepsiCo, Inc.	31,190	3,488,913
Post Holdings, Inc. (b)	24,381	2,133,825
		5,622,738
Energy - 1.3%
Cimarex Energy Co.	15,293	1,827,361

Financials - 25.3%
BankUnited, Inc.	129,001	4,813,027
Berkshire Hathaway, Inc., Class B (b)	34,857	5,809,965
Citigroup, Inc.	71,523	4,278,506
Discover Financial Services	58,262	3,984,538
Loews Corp.	102,589	4,798,088
MetLife, Inc.	104,262	5,507,119
Nationstar Mortgage Holdings, Inc. (b)	311,621	4,911,147
Willis Towers Watson plc	21,738	2,845,287
		36,947,677
Health Care - 6.5%
Abbott Laboratories	148,095	6,576,899
Aetna, Inc.	22,750	2,901,762
		9,478,661
Industrials - 18.1%
Avis Budget Group, Inc. (b)	152,805	4,519,972
Colfax Corp. (b)	37,565	1,474,802

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)

Common Stocks - 93.9% (Continued)	Shares	Fair Value
Industrials - 18.1% (Continued)
Deere & Co.	33,626	$3,660,526
Fastenal Co.	43,137	2,221,555
Hub Group, Inc., Class A (b)	109,017	5,058,389
United Continental Holdings, Inc. (b)	92,919	6,563,798
United Technologies Corp.	25,929	2,909,493
		26,408,535
Information Technology - 6.9%
Alphabet, Inc., Class A (b)	5,824	4,937,587
Apple, Inc.	35,350	5,078,381
		10,015,968
Materials - 3.1%
Axalta Coating Systems Ltd. (b)	142,368	4,584,250

Real Estate - 1.6%
CubeSmart REIT	89,135	2,313,945

Total Common Stocks		$136,913,455

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)

Registered Investment Companies - 6.2%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	272,774	$2,746,834
State Street Institutional US Government Money Market Fund, Premier Class, 0.91% (d)	5,597,249	5,597,249
State Street Navigator Securities Lending Prime Portfolio, 1.08% (d)	708,124	708,124
Total Registered Investment Companies		$9,052,207

Total Investment Securities - 100.1% (Cost $117,646,633) (e)		$145,965,662

Net Other Assets (Liabilities) - (0.1)%		(161,549)

Net Assets - 100.0%		$145,804,113

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $688,198.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(e)	Represents cost for financial reporting purposes.

plc - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Common Stocks - 81.4%	Shares	Fair Value
Consumer Discretionary - 18.4%
BorgWarner, Inc. (a)	2,142,695	$89,543,224
Comcast Corp., Class A (a)	2,336,870	87,842,943
Dollar General Corp. (a)	1,189,810	82,965,451
Goodyear Tire & Rubber Co. (The) (a)	1,593,475	57,365,100
Hanesbrands, Inc. (a)	2,970,910	61,676,092
Newell Brands, Inc. (a)	1,087,572	51,300,771
TEGNA, Inc. (a)	2,056,068	52,676,462
TJX Cos., Inc. (The)	988,465	78,167,812
Twenty-First Century Fox, Inc., Class B	2,902,715	92,248,283
VF Corp. (a)	984,330	54,108,620
Walt Disney Co. (The) (a)	608,691	69,019,472
Whirlpool Corp. (a)	501,250	85,879,162
		862,793,392
Consumer Staples - 3.6%
Coty, Inc., Class A (a)	3,222,660	58,426,826
Kimberly-Clark Corp.	485,765	63,941,247
Procter & Gamble Co. (The) (a)	534,649	48,038,213
		170,406,286
Energy - 2.0%
Cimarex Energy Co. (a)	762,179	91,072,769

Financials - 25.4%
BankUnited, Inc. (a)	2,728,845	101,813,207
Berkshire Hathaway, Inc., Class B (a)(b)	414,175	69,034,689
Capital One Financial Corp. (a)	1,491,625	129,264,222
Citigroup, Inc.	3,326,574	198,995,657
Franklin Resources, Inc. (a)	1,021,905	43,063,077
Hartford Financial Services Group, Inc. (The) (a)	1,431,495	68,811,965
JPMorgan Chase & Co.	751,800	66,038,112
Loews Corp. (a)	1,504,195	70,351,200
MetLife, Inc.	2,545,699	134,463,821
Morgan Stanley (a)	1,622,365	69,502,117
Popular, Inc.	1,986,677	80,917,354
Wells Fargo & Co. (a)	1,182,997	65,845,613

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)

Common Stocks - 81.4% (Continued)	Shares	Fair Value
Financials - 25.4% (Continued)
Willis Towers Watson plc (a)	713,550	$93,396,560
		1,191,497,594
Health Care - 9.1%
Abbott Laboratories (a)	4,282,575	190,189,156
Alere, Inc. (b)	1,327,755	52,751,706
Medtronic plc (a)	618,562	49,831,355
Pfizer, Inc. (a)	3,910,350	133,773,073
		426,545,290
Industrials - 8.9%
Avis Budget Group, Inc. (a)(b)	1,002,480	29,653,358
Colfax Corp. (a)(b)	823,405	32,326,880
Deere & Co. (a)	375,785	40,907,955
Fastenal Co. (a)	386,660	19,912,990
Illinois Tool Works, Inc. (a)	139,255	18,447,110
Parker-Hannifin Corp. (a)	366,200	58,709,184
United Continental Holdings, Inc. (a)(b)	1,652,115	116,705,404
United Technologies Corp. (a)	909,055	102,005,062
		418,667,943
Information Technology - 12.3%
Alphabet, Inc., Class A (a)(b)	162,050	137,385,990
Apple, Inc.	825,516	118,593,629
Cisco Systems, Inc. (a)	2,048,660	69,244,708
Cognizant Technology Solutions Corp., Class A (a)(b)	1,089,180	64,827,994
Juniper Networks, Inc. (a)	1,537,480	42,788,068
Microsoft Corp. (a)	1,305,929	86,008,484
Vantiv, Inc., Class A (a)(b)	896,180	57,463,062
		576,311,935
Materials - 1.7%
Axalta Coating Systems Ltd. (a)(b)	2,505,180	80,666,796

Total Common Stocks		$3,817,962,005

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)

Registered Investment Companies - 37.3%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	7,059,814	$71,092,325
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (d)	749,658,789	749,733,755
State Street Navigator Securities Lending Prime Portfolio, 1.08% (d)	929,041,155	929,041,155
Total Registered Investment Companies		$1,749,867,235

Total Investment Securities - 118.7% (Cost $4,562,836,686) (e)		$5,567,829,240

Segregated Cash With Custodian - 28.5%		1,334,296,063

Securities Sold Short - (28.0)% (Proceeds $1,131,473,872)		(1,311,023,534)

Net Other Assets (Liabilities) - (19.2)%		(902,649,803)

Net Assets - 100.0%		$4,688,451,966

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $906,620,721.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(e)	Represents cost for financial reporting purposes.

plc - Public Limited Company

See accompanying Notes to Schedules of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
March 31, 2017 (Unaudited)

Common Stocks - 27.7%	Shares	Fair Value
Consumer Discretionary - 8.4%
Best Buy Co., Inc.	2,824,540	$138,826,141
Big Lots, Inc.	575,325	28,006,821
Children's Place, Inc. (The)	277,562	33,321,318
Grand Canyon Education, Inc.	162,970	11,670,282
Lithia Motors, Inc., Class A	369,725	31,666,946
McDonald's Corp.	452,600	58,661,486
Polaris Industries, Inc.	293,350	24,582,730
Tractor Supply Co.	151,228	10,430,195
Under Armour, Inc., Class A	412,560	8,160,437
Wal-Mart Stores, Inc.	688,170	49,603,294
		394,929,650
Consumer Staples - 2.2%
Campbell Soup Co.	839,805	48,070,438
Colgate-Palmolive Co.	175,475	12,843,015
Conagra Brands, Inc.	913,830	36,863,902
Lamb Weston Holdings, Inc.	164,548	6,920,889
		104,698,244
Financials - 5.6%
Bank of Hawaii Corp.	836,145	68,864,902
Cincinnati Financial Corp.	1,363,020	98,505,455
First American Financial Corp.	368,575	14,477,626
Hanover Insurance Group, Inc. (The)	104,175	9,382,001
Mercury General Corp.	524,218	31,972,056
Selective Insurance Group, Inc.	820,550	38,688,933
		261,890,973
Health Care - 2.0%
AbbVie, Inc.	321,595	20,955,130
IDEXX Laboratories, Inc.	149,825	23,164,443
Merck & Co., Inc.	790,710	50,241,713
		94,361,286
Industrials - 3.4%
Boeing Co. (The)	547,305	96,796,362
Cintas Corp.	359,760	45,524,030
Cummins, Inc.	107,400	16,238,880
		158,559,272

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (Continued)

Common Stocks - 27.7% (Continued)	Shares	Fair Value
Information Technology - 4.3%
Arista Networks, Inc.	445,080	$58,870,732
Cree, Inc.	602,835	16,113,780
NETGEAR, Inc.	621,170	30,778,974
Stamps.com, Inc.	247,760	29,322,396
Ubiquiti Networks, Inc.	734,875	36,934,818
Western Union Co. (The)	1,322,765	26,918,268
		198,938,968
Telecommunication Services - 0.6%
AT&T, Inc.	682,355	28,351,850

Utilities - 1.2%
Consolidated Edison, Inc.	740,690	57,521,985

Total Common Stocks		$1,299,252,228

Registered Investment Companies - 0.3%	Shares	Fair Value
Industrials - 0.3%
Industrial Select Sector SPDR Fund	180,930	$11,771,306

Total Securities Sold Short - 28.0% (Proceeds $1,131,473,872)		$1,311,023,534

Percentages disclosed are based on total net assets of the Fund at March 31, 2017.

See accompanying Notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Common Stocks - 98.2%	Shares	Fair Value
Consumer Discretionary - 18.4%
Aaron's, Inc.	19,650	$584,391
BorgWarner, Inc. (a)	5,400	225,666
Charter Communications, Inc., Class A (a)(b)	1,200	392,784
Delphi Automotive plc (a)	3,150	253,543
Dollar General Corp. (a)	5,765	401,993
Ford Motor Co.	12,500	145,500
Hanesbrands, Inc. (a)	23,900	496,164
Liberty Global plc, Class A (b)	24,825	890,473
Newell Brands, Inc. (a)	14,600	688,682
NVR, Inc. (b)	460	969,165
Red Rock Resorts, Inc., Class A	83,290	1,847,372
TJX Cos., Inc. (The)	7,156	565,896
Twenty-First Century Fox, Inc., Class B	23,490	746,512
Vail Resorts, Inc.	9,400	1,803,860
VF Corp. (a)	13,000	714,610
		10,726,611
Consumer Staples - 4.9%
Anheuser-Busch InBev SA/NV - ADR	5,150	565,264
B&G Foods, Inc.	9,765	393,041
Coty, Inc., Class A (a)	12,000	217,560
Post Holdings, Inc. (a)(b)	6,928	606,339
Tesco plc - ADR (b)	157,475	1,097,601
		2,879,805
Energy - 0.5%
Cimarex Energy Co. (a)	2,300	274,827

Financials - 19.1%
Atlas Financial Holdings, Inc. (b)	25,460	347,529
Berkshire Hathaway, Inc., Class B (a)(b)	1,981	330,193
Capital One Financial Corp. (a)	13,620	1,180,309
Discover Financial Services	18,005	1,231,362
Fortress Investment Group LLC, Class A	106,061	843,185
Franklin Resources, Inc. (a)	17,426	734,332
Julius Baer Group Ltd. (SW) (b)(c)	19,480	973,318
MetLife, Inc.	22,000	1,162,040

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)

Common Stocks - 98.2% (Continued)	Shares	Fair Value
Financials - 19.1% (Continued)
Nationstar Mortgage Holdings, Inc. (b)	121,724	$1,918,370
Popular, Inc.	13,475	548,837
State Street Corp. (a)	14,325	1,140,413
SVB Financial Group (a)(b)	3,795	706,212
		11,116,100
Health Care - 11.6%
Aetna, Inc.	3,970	506,373
Alere, Inc. (b)	12,045	478,548
Allergan plc (a)	1,290	308,207
BioScrip, Inc. (a)(b)	536,749	912,473
Express Scripts Holding Co. (a)(b)	2,125	140,059
GlaxoSmithKline plc - ADR	60,843	2,565,141
Integer Holdings Corp. (b)	3,704	148,901
McKesson Corp.	2,999	444,632
Medtronic plc (a)	4,805	387,091
Thermo Fisher Scientific, Inc. (a)	1,612	247,603
Universal American Corp. (b)	26,518	264,384
Valeant Pharmaceuticals International, Inc. (a)(b)	34,500	380,535
		6,783,947
Industrials - 16.9%
Aircastle Ltd.	22,000	530,860
Colfax Corp. (a)(b)	3,689	144,830
Fastenal Co. (a)	3,170	163,255
Honeywell International, Inc.	1,800	224,766
Howden Joinery Group plc (GB) (c)	57,500	312,390
Hub Group, Inc., Class A (b)	67,510	3,132,464
Illinois Tool Works, Inc. (a)	700	92,729
Johnson Controls International plc	4,805	202,387
Kirby Corp. (a)(b)	10,000	705,500
Parker Hannifin Corp. (a)	600	96,192
Sensata Technologies Holding NV (b)	18,660	814,882
SPX FLOW, Inc. (b)	8,398	291,495
United Continental Holdings, Inc. (a)(b)	44,250	3,125,820
		9,837,570
Information Technology - 18.4%
Cognizant Technology Solutions Corp., Class A (a)(b)	50,868	3,027,663

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)

Common Stocks - 98.2% (Continued)			Shares	Fair Value
Information Technology - 18.4% (Continued)
CommScope Holding Co., Inc. (b)			40,515	$1,689,881
Fortinet, Inc. (a)(b)			44,996	1,725,597
Juniper Networks, Inc. (a)			30,230	841,301
Keysight Technologies, Inc. (b)			27,320	987,345
Microsoft Corp. (a)			24,720	1,628,059
WNS Holdings Ltd. - ADR (b)			28,620	818,818
				10,718,664
Materials - 3.1%
Axalta Coating Systems Ltd. (a)(b)			48,539	1,562,956
Fuchs Petrolub SE (GE) (c)			5,990	253,885
				1,816,841
Real Estate - 1.9%
iStar, Inc. REIT (b)			92,115	1,086,957

Telecommunication Services - 3.4%
Cincinnati Bell, Inc. (a)(b)			113,511	2,009,145

Total Common Stocks				$57,250,467

Corporate Bonds - 1.6%	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 1.6%
Energen Corp.	7.125%	02/15/28	$900,000	$945,000

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)

Registered Investment Companies - 29.0%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (d)	21,044	$21,046
State Street Navigator Securities Lending Prime Portfolio, 1.08% (d)	16,814,940	16,814,940
Total Registered Investment Companies		$16,835,986

Total Investment Securities - 128.8% (Cost $67,828,297) (e)		$75,031,453

Segregated Cash With Custodian - 23.6%		13,770,231

Securities Sold Short - (23.9)% (Proceeds $11,898,970)		(13,908,718)

Net Other Assets (Liabilities) - (28.5)%		(16,616,340)

Net Assets - 100.0%		$58,276,626

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $16,331,103.
(b)	Non-income producing security.
(c)
Security has been fair valued by the Fair Value Committee under the guidelines established by the Board of Trustees.  The total value of such securities is $1,539,593 at March 31, 2017, representing 2.6% of net assets (Note 2).

(d)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(e)	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt.
plc - Public Limited Company
REIT - Real Estate Investment Trust
(GB) - British Security
(GE) - German Security
(SW) - Swiss Security

See accompanying Notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
March 31, 2017 (Unaudited)

Common Stocks - 23.9%	Shares	Fair Value
Consumer Discretionary - 6.2%
Best Buy Co., Inc.	29,125	$1,431,494
Big Lots, Inc.	4,450	216,626
Children's Place, Inc. (The)	3,020	362,551
Grand Canyon Education, Inc.	5,700	408,177
Lithia Motors, Inc., Class A	4,725	404,696
Polaris Industries, Inc.	5,840	489,392
Under Armour, Inc., Class A	3,650	72,197
Wal-Mart Stores, Inc.	3,210	231,377
		3,616,510
Consumer Staples - 1.0%
Campbell Soup Co.	9,875	565,245

Financials - 3.8%
Bank of Hawaii Corp.	5,110	420,860
Cincinnati Financial Corp.	9,016	651,586
First American Financial Corp.	3,880	152,406
Mercury General Corp.	2,736	166,869
Selective Insurance Group, Inc.	5,153	242,964
Westamerica Bancorp.	9,893	552,326
		2,187,011
Health Care - 3.1%
AbbVie, Inc.	5,758	375,191
Celgene Corp.	2,708	336,956
IDEXX Laboratories, Inc.	3,120	482,383
Merck & Co., Inc.	4,498	285,803
Prestige Brands Holdings, Inc.	6,378	354,362
		1,834,695
Industrials - 2.9%
Boeing Co. (The)	5,100	901,986
Cintas Corp.	3,475	439,727
Cummins, Inc.	2,425	366,660
		1,708,373
Information Technology - 6.5%
Arista Networks, Inc.	7,574	1,001,813
Cree, Inc.	11,665	311,806

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short (Continued)

Common Stocks - 23.9% (Continued)	Shares	Fair Value
Information Technology - 6.5% (Continued)
NETGEAR, Inc.	13,593	$673,533
Stamps.com, Inc.	3,520	416,592
Ubiquiti Networks, Inc.	12,027	604,477
Western Union Co. (The)	37,764	768,497
		3,776,718
Utilities - 0.4%
Consolidated Edison, Inc.	2,835	220,166

Total Securities Sold Short - 23.9% (Proceeds $11,898,970)		$13,908,718

Percentages disclosed are based on total net assets of the Fund at March 31, 2017.

See accompanying Notes to Schedules of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Common Stocks - 94.5%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 37.9%
BankUnited, Inc.	34,405	$1,283,651
BOK Financial Corp. (a)	6,155	481,752
Bridge Bancorp, Inc.	17,480	611,800
Citigroup, Inc.	32,735	1,958,208
First Horizon National Corp. (a)	17,045	315,332
First of Long Island Corp. (The)	16,660	450,653
First Republic Bank (a)	7,350	689,503
JPMorgan Chase & Co.	7,010	615,758
Nationstar Mortgage Holdings, Inc. (a)(b)	118,980	1,875,125
Popular, Inc.	21,530	876,917
State Bank Financial Corp. (a)	16,755	437,641
Sterling Bancorp	21,818	517,087
SVB Financial Group (a)(b)	6,265	1,165,854
Wells Fargo & Co. (a)	11,080	616,713
		11,895,994
Capital Markets - 8.7%
Fortress Investment Group LLC, Class A	57,880	460,146
Franklin Resources, Inc. (a)	27,660	1,165,592
Morgan Stanley	18,060	773,690
State Street Corp. (a)	4,205	334,760
		2,734,188
Consumer Financial Services - 8.3%
Capital One Financial Corp. (a)	15,865	1,374,861
Discover Financial Services (a)	17,810	1,218,026
		2,592,887
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc., Class B (a)(b)	8,945	1,490,953

Insurance - 18.2%
Atlas Financial Holdings, Inc. (b)	23,430	319,819
Enstar Group Ltd. (b)	2,500	478,250
Hartford Financial Services Group, Inc. (The) (a)	15,635	751,574
Loews Corp. (a)	29,040	1,358,201
MetLife, Inc. (a)	27,075	1,430,101
ProAssurance Corp.	2,810	169,303

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)

Common Stocks - 94.5% (Continued)	Shares	Fair Value
Insurance - 18.2% (Continued)
Validus Holdings Ltd.	8,915	$502,717
Willis Towers Watson plc (a)	5,338	698,691
		5,708,656
IT Services - 0.8%
Vantiv, Inc., Class A (a)(b)	4,085	261,930

REITS & Real Estate Management - 15.9%
Colony NorthStar, Inc., Class A REIT	95,866	1,237,630
CubeSmart REIT	23,795	617,718
Essex Property Trust, Inc. REIT (a)	1,160	268,575
iStar, Inc. REIT (a)(b)	125,578	1,481,820
Jones Lang LaSalle, Inc.	5,805	646,967
Public Storage REIT (a)	1,570	343,689
Tanger Factory Outlet Centers, Inc. REIT	12,000	393,240
		4,989,639

Total Common Stocks		$29,674,247

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)

Registered Investment Companies - 31.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (c)	1,564,409	$1,564,566
State Street Navigator Securities Lending Prime Portfolio, 1.08% (c)	8,208,042	8,208,042
Total Registered Investment Companies		$9,772,608

Total Investment Securities - 125.6% (Cost $35,471,804) (d)		$39,446,855

Segregated Cash With Custodian - 17.3%		5,424,954

Securities Sold Short - (16.8)% (Proceeds $4,269,231)		(5,287,388)

Net Other Assets (Liabilities) - (26.1)%		(8,182,905)

Net Assets - 100.0%		$31,401,516

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $7,982,608
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(d)	Represents cost for financial reporting purposes.

plc - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
March 31, 2017 (Unaudited)

Common Stocks - 16.8%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 6.0%
Bank of Hawaii Corp.	8,290	$682,764
Washington Federal, Inc.	12,325	407,958
Westamerica Bancorp.	14,370	802,277
		1,892,999
Insurance - 7.9%
Cincinnati Financial Corp.	11,590	837,609
First American Financial Corp.	6,860	269,461
Hanover Insurance Group, Inc. (The)	1,710	154,003
Mercury General Corp.	9,160	558,668
Selective Insurance Group, Inc.	14,420	679,903
		2,499,644
IT Services - 1.2%
Western Union Co. (The)	18,245	371,286

REITS & Real Estate Management - 1.7%
Government Properties Income Trust REIT	25,010	523,459

Total Securities Sold Short - 16.8% (Proceeds $4,269,231)		$5,287,388

Percentages disclosed are based on total net assets of the Fund at March 31, 2017.

See accompanying Notes to Schedules of Investments.

Diamond Hill Short Duration Total Return Fund
Schedule of Investments
March 31, 2017 (Unaudited)

U.S. Government Agency Obligations - 3.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury - 3.5%
U.S. Treasury Notes	0.750%	03/31/18	$600,000	$597,985
U.S. Treasury Notes	1.500%	08/31/18	1,000,000	1,004,414
U.S. Treasury Notes	1.125%	01/15/19	3,000,000	2,994,141
U.S. Treasury Notes	1.125%	01/31/19	4,000,000	3,991,720
Total U.S. Government Agency Obligations				$8,588,260

Mortgage-Backed Securities - 8.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 0.9%
FNMA, Pool #FN AM6151	1.750%	04/01/19	$956,362	$960,698
FNMA, Pool #FN AE0834 (a)	3.976%	01/01/21	302,499	318,783
FNMA, Pool #FN 464279	4.300%	07/01/21	902,019	944,923
				2,224,404
Agency MBS CMO - 4.9%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	3,584,642	162,397
FHLMC, Series 2720, Class PC	5.000%	12/15/23	57,785	61,873
FHLMC, Series 2814, Class PH	6.000%	06/15/34	426,115	488,231
FHLMC, Series 4316, Class DA	3.000%	02/15/39	909,137	919,758
FHLMC, Series 4119, Class LB	1.750%	06/15/39	504,369	485,997
FHLMC, Series 3903, Class QC	2.250%	03/15/41	518,580	522,535
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	76,795	85,129
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	340,239	349,044
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	412,433	469,953
FNMA, Series 2003-131, Class CH	5.500%	01/25/34	150,201	167,779
FNMA, Series 2006-9, Class KZ	6.000%	03/25/36	263,020	296,968
FNMA, Series 2007-B1, Class ZA	5.500%	04/25/37	175,734	196,249
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	498,385	531,455
FNMA, Series 2011-46, Class MB	4.000%	06/25/37	448,351	453,753
FNMA, Series 2010-71, Class HJ	5.500%	07/25/40	1,048,286	1,173,432
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	70,934	72,881
GNMA, Series 2011-166, Class LB	4.000%	05/16/40	1,608,671	1,668,019
GNMA, Series 2013-H04, Class BA	1.650%	02/20/63	2,835,471	2,804,563
GNMA, Series 2013-H07, Class JA	1.750%	03/20/63	896,056	892,695

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Mortgage-Backed Securities - 8.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 4.9% (Continued)
GNMA, Series 2016-H11, Class FD (a)	1.630%	05/20/66	$148,043	$148,175
				11,950,886
Agency MBS CMO Derivatives - 0.6%
FHLMC, Series 3874, Class KI	4.500%	08/15/25	2,854,737	190,287
FHLMC, Series 3946, Class SB (a)	5.837%	10/15/26	627,534	81,803
FNMA, Series 2011-75, Class MI	3.500%	08/25/26	1,193,795	119,348
FNMA, Series 348, Class 11	6.000%	01/25/34	1,523,037	346,953
FNMA, Series 2010-44, Class CS (a)	5.568%	05/25/40	1,737,874	229,875
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	1,274,254	169,564
FNMA, Series 2014-45, Class IO	4.000%	08/25/44	2,221,693	388,762
GNMA, Series 2005-47, Class SX (a)	4.871%	05/20/34	1,659,834	16,132
				1,542,724
Agency MBS Passthrough - 1.8%
FHLMC, Pool #FG Z40026	5.500%	01/01/33	713,829	801,621
FHLMC, Pool #FG G60257	5.500%	06/01/41	1,477,268	1,638,448
FNMA, Pool #FN 725146	6.500%	07/01/19	72,166	74,204
FNMA, Pool #FN MA0844	4.500%	08/01/31	796,508	856,212
FNMA, Pool #FN MA0864	4.500%	10/01/31	901,509	969,181
				4,339,666

Total Mortgage-Backed Securities				$20,057,680

Asset-Backed Securities - 72.5%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 16.1%
A10 Securitization, Series 2014-1, Class A2 #	3.020%	04/15/33	$222,904	$222,186
Arcadia Receivables Credit Trust, Series 2017-1, Class A #	3.250%	06/15/23	1,788,102	1,789,779
Arcadia Receivables Credit Trust, Series 2017-1, Class B #	5.500%	06/15/23	3,900,000	3,900,000
Gold Key Resorts LLC, Series 2014-A, Class A #	3.220%	03/17/31	414,540	415,651
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class CT1 #	3.614%	10/15/48	1,000,000	992,230
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class DT1 #	4.057%	10/15/48	1,500,000	1,488,405

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 72.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 16.1% (Continued)
Green Tree Agency Advance Funding Trust, Series 2015-T2, Class DT2 #	4.669%	10/15/48	$1,968,000	$1,960,620
Hero Funding Trust, Series 2016-3B, Class B #	5.240%	09/20/42	782,815	790,644
Hero Funding Trust, Series 2016-1R, Class A1 #	4.500%	09/21/42	1,630,079	1,615,307
Hero Funding Trust, Series 2016-4B, Class B #	4.990%	09/20/47	1,827,647	1,826,514
Nationstar HECM Loan Trust, Series 2016-3A, Class A #	2.012%	08/25/26	636,874	640,780
Nationstar HECM Loan Trust, Series 2016-3A, Class M1 #	3.147%	08/25/26	900,000	898,947
Nationstar HECM Loan Trust, Series 2016-3A, Class M2 #	5.682%	08/25/26	350,000	354,970
New Residential Advance Receivables Trust, Series 2016-T2, Class DT2 #	4.005%	10/15/49	1,354,000	1,339,901
New Residential Advance Receivables Trust, Series 2016-T2, Class ET2 #	5.573%	10/15/49	1,000,000	989,856
New Residential Advance Receivables Trust, Series 2016-T4, Class ET4 #	6.250%	12/15/50	2,500,000	2,534,175
New Residential Advance Receivables Trust, Series 2017-T1, Class ET1 #	5.815%	02/15/51	2,845,000	2,840,476
NRZ Excess Spread Collateralized Notes, Series 2016-PLS2, Class A #	5.683%	07/25/21	1,323,317	1,323,317
Ocwen Master Advance Receivables Trust, Series 2015-T3, Class AT3 #	3.211%	11/15/47	188,000	187,889
Ocwen Master Advance Receivables Trust, Series 2015-T3, Class DT3 #	4.687%	11/15/47	800,000	802,482
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 #	2.520%	08/17/48	2,000,000	1,990,500
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 #	4.246%	08/17/48	1,900,000	1,879,341
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2 #	4.445%	08/16/49	1,000,000	995,720
OnDeck Asset Securitization Trust, Series 2016-1A, Class A #	4.210%	05/17/20	4,662,000	4,654,960
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class CT3 #	3.910%	07/15/47	809,000	811,682

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 72.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 16.1% (Continued)
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class DT3 #	4.430%	07/15/47	$855,000	$858,302
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 #	3.590%	11/15/49	650,000	644,730
Westgate Resorts, Series 2016-1A, Class A #	3.500%	12/20/28	938,867	943,457
				39,692,821
Agency MBS CMO - 0.1%
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	178,593	202,327

Auto Loan - 19.5%
American Credit Acceptance Receivables Trust, Series 2014-4, Class C #	4.250%	10/12/20	1,000,000	1,014,880
American Credit Acceptance Receivables Trust, Series 2015-2, Class B #	2.970%	05/12/21	1,295,000	1,301,712
American Credit Acceptance Receivables Trust, Series 2016-3, Class C #	4.260%	08/12/22	246,000	249,836
BMW Vehicle Lease Trust, Series 2016-2, Class A4	1.570%	02/20/20	750,000	746,761
California Republic Auto Receivables Trust, Series 2015-4, Class C #	4.230%	09/15/22	85,000	86,502
CarFinance Capital LLC, Series 2014-2A, Class A #	1.440%	11/16/20	264,043	263,833
CPS Auto Trust, Series 2013-D, Class D #	5.540%	11/15/19	1,900,000	1,926,346
CPS Auto Trust, Series 2016-C, Class A #	1.620%	01/15/20	67,729	67,652
CPS Auto Trust, Series 2014-B, Class D #	4.620%	05/15/20	567,000	569,092
CPS Auto Trust, Series 2014-D, Class C #	4.350%	11/16/20	155,000	158,171
CPS Auto Trust, Series 2016-C, Class C #	3.270%	06/15/22	100,000	99,973
CPS Auto Trust, Series 2017-A, Class D #(b)	4.610%	12/15/22	1,000,000	1,030,408
CPS Auto Trust, Series 2016-D, Class E #	6.860%	04/15/24	2,000,000	2,079,485
Drive Auto Receivables Trust, Series 2017-AA, Class A1 #	0.969%	02/15/18	2,071,854	2,071,857
Drive Auto Receivables Trust, Series 2015-BA, Class C #	2.760%	07/15/21	520,000	522,633
Drive Auto Receivables Trust, Series 2017-BA, Class D #	3.720%	10/17/22	2,900,000	2,907,702

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 72.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 19.5% (Continued)
DT Auto Owner Trust, Series 2016-1A, Class B #	2.790%	05/15/20	$2,381,000	$2,390,189
DT Auto Owner Trust, Series 2017-1A, Class E #	5.790%	02/15/24	1,500,000	1,507,915
Exeter Automobile Receivables Trust, Series 2014-3A, Class B #	2.770%	11/15/19	1,012,342	1,016,168
Exeter Automobile Receivables Trust, Series 2013-2A, Class D #	6.810%	08/17/20	3,100,000	3,213,032
Exeter Automobile Receivables Trust, Series 2017-1A, Class D #	6.200%	11/15/23	2,750,000	2,806,117
First Investors Auto Owner Trust, Series 2017-1A, Class E #	5.860%	11/15/23	2,000,000	2,000,365
Flagship Credit Auto Trust, Series 2014-1, Class E #	5.710%	08/16/21	1,000,000	1,028,686
Flagship Credit Auto Trust, Series 2016-3, Class E #	6.250%	10/15/23	350,000	357,649
Flagship Credit Auto Trust, Series 2017-1, Class E #	6.460%	12/15/23	625,000	640,051
Flagship Credit Auto Trust, Series 2016-4, Class E #	6.440%	01/16/24	1,990,000	2,028,098
GLS Auto Receivables Trust, Series 2015-1A, Class A #	2.250%	12/15/20	359,643	359,701
GLS Auto Receivables Trust, Series 2016-1A, Class C #	6.900%	10/15/21	1,900,000	1,963,129
GM Financial Automobile Leasing Trust, Series 2016-3, Class C	2.380%	05/20/20	1,000,000	996,732
GM Financial Automobile Leasing Trust, Series 2017-1, Class A4	2.260%	08/20/20	1,500,000	1,501,871
GO Financial Auto Securitization Trust, Series 2015-2, Class B #	4.800%	08/17/20	695,000	703,120
Honor Automobile Trust Securitization, Series 2016-1A, Class A #	2.940%	11/15/19	996,838	1,000,297
Honor Automobile Trust Securitization, Series 2016-1A, Class B #	5.760%	04/15/21	900,000	907,422
Honor Automobile Trust Securitization, Series 2016-1A, Class C #	8.050%	11/15/22	900,000	896,236

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 72.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 19.5% (Continued)
MMCA Automobile Trust, Series 2014-A, Class B #	1.920%	12/16/19	$2,570,000	$2,577,284
Navistar Financial Dealer Master Trust, Series 2016-1, Class D #(a)	4.281%	09/27/21	570,000	570,561
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3	1.180%	01/15/21	1,000,000	990,880
Prestige Auto Receivables Trust, Series 2015-1, Class D #	3.050%	04/15/21	100,000	100,467
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A	1.380%	07/15/19	31,763	31,756
United Auto Credit Securitization Trust, Series 2015-1, Class E #	4.770%	07/15/21	2,000,000	2,010,570
United Auto Credit Securitization Trust, Series 2016-2, Class D #	3.580%	12/10/21	500,000	500,520
United Auto Credit Securitization Trust, Series 2016-2, Class E #	5.500%	01/10/23	900,000	903,133
				48,098,792
Consumer - 16.7%
AMPLIT Trust, Series 2015-A, Class A #	5.000%	09/15/21	434,827	435,942
Avant Loans Funding Trust, Series 2016-C, Class A #	2.960%	09/16/19	268,309	268,735
Avant Loans Funding Trust, Series 2015-A, Class A #	4.000%	08/16/21	825,167	826,865
Avant Loans Funding Trust, Series 2015-A, Class B #	6.000%	08/16/21	1,625,717	1,651,452
Avant Loans Funding Trust, Series 2015-A, Class C #	7.750%	08/16/21	609,644	622,789
Citi Held For Asset Issuance, Series 2015-PM1, Class B #	2.930%	12/15/21	1,487,266	1,488,050
Citi Held For Asset Issuance, Series 2015-PM2, Class B #	4.000%	03/15/22	3,900,000	3,926,940
Citi Held For Asset Issuance, Series 2016-MF1, Class C #	10.390%	08/15/22	225,000	243,914
Citi Held For Asset Issuance, Series 2016-PM1, Class B #	7.670%	04/15/25	2,000,000	2,115,002
Conn Funding II LP, Series 2016-B, Class A #	3.730%	10/15/18	475,332	476,652

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 72.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 16.7% (Continued)
Consumer Installment Loan Trust, Series 2016-LD1, Class A #	3.960%	07/15/22	$1,416,704	$1,428,857
Kabbage Funding LLC, Series 2017-1, Class A #	4.571%	03/15/22	750,000	762,445
Kabbage Funding LLC, Series 2017-1, Class B #	5.794%	03/15/22	1,900,000	1,917,590
Kabbage Funding LLC, Series 2017-1, Class C #	8.000%	03/15/22	1,300,000	1,304,626
LendingClub Issuance Trust, Series 2016-NP1, Class A #	3.750%	06/15/22	732,650	737,626
LendingClub Issuance Trust, Series 2016-NP1, Class B #	6.500%	06/15/22	835,000	863,763
Lendmark Funding Trust, Series 2016-2A, Class C #	6.640%	04/21/25	2,900,000	2,843,209
Mariner Finance Issuance Trust, Series 2017-AA, Class B #	4.740%	02/20/29	400,000	400,835
Mariner Finance Issuance Trust, Series 2017-AA, Class C #	6.730%	02/20/29	1,750,000	1,754,051
MarketPlace Loan Trust, Series 2015-AV2, Class A #	4.000%	10/15/21	1,452,486	1,456,901
MarketPlace Loan Trust, Series 2015-AV2, Class B #	5.750%	10/15/21	278,673	280,620
Marlette Funding Trust, Series 2016-1A, Class A #	3.060%	01/17/23	59,121	59,312
Marlette Funding Trust, Series 2016-1A, Class B #	4.780%	01/17/23	100,000	102,009
Marlette Funding Trust, Series 2017-1A, Class B #	4.114%	03/15/24	900,000	905,816
Marlette Funding Trust, Series 2017-1A, Class C #	6.658%	03/15/24	2,245,000	2,265,447
Murray Hill MarketPlace Trust, Series 2016-LC1, Class A #	4.190%	11/25/22	1,947,487	1,962,729
Murray Hill MarketPlace Trust, Series 2016-LC1, Class B #	6.150%	11/25/22	1,250,000	1,270,790
OneMain Financial Issuance Trust, Series 2014-2A, Class B #	3.020%	09/18/24	840,000	838,518
OneMain Financial Issuance Trust, Series 2015-1A, Class A #	3.190%	03/18/26	425,000	429,505

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 72.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 16.7% (Continued)
OneMain Financial Issuance Trust, Series 2016-1A, Class A #	3.660%	02/20/29	$115,000	$117,044
Oportun Funding IV LLC, Series 2016-C, Class B #	4.850%	11/08/21	1,500,000	1,486,335
Purchasing Power Funding, Series 2015-A, Class A2 #	4.750%	12/15/19	1,450,000	1,464,500
SCF Equipment Trust LLC, Series 2017-1A, Class A #	3.770%	01/20/23	1,366,451	1,363,415
SoFi Consumer Loan Program Trust, Series 2016-2A, Class A #	3.090%	10/27/25	1,217,048	1,218,016
SoFi Consumer Loan Program Trust, Series 2016-3, Class A #	3.050%	12/26/25	1,729,662	1,730,489
Springfield Funding Trust, Series 2015-AA, Class B #	3.620%	11/15/24	135,000	134,827
Verizon Owner Trust, Series 2016-1A, Class A #	1.420%	01/20/21	100,000	99,386
				41,255,002
Equipment - 3.3%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E #	6.790%	10/10/24	900,000	945,306
Axis Equipment Finance Receivables Trust, Series 2015-1A, Class A2 #	1.900%	03/20/20	261,065	260,966
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A #	2.210%	11/20/21	697,216	693,314
BCC Funding Corp., Series 2015-1, Class A2 #	2.224%	10/20/20	401,262	400,945
BCC Funding Corp., Series 2016-1, Class A2 #	2.200%	12/20/21	323,000	321,115
BCC Funding Corp., Series 2016-1, Class E #	6.000%	11/21/22	1,000,000	919,830
California Funding II Ltd., Series 2013-1A, Class A #	3.350%	03/27/28	1,140,000	1,111,981
CLI Funding LLC, Series 2014-1A, Class A #	3.290%	06/18/29	652,809	637,224
Global SC Finance SRL, Series 2014-1A, Class A2 #	3.090%	07/17/29	1,455,667	1,377,842
TAL Advantage LLC, Series 2014-1A, Class A #	3.510%	02/22/39	1,469,792	1,441,186
				8,109,709
Non Agency CMBS - 10.2%
AMSR Trust, Series 2016-SFR1, Class A #(a)	2.342%	11/17/33	3,500,000	3,532,735

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 72.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 10.2% (Continued)
AMSR Trust, Series 2016-SFR1, Class C #(a)	3.192%	11/17/33	$1,000,000	$1,006,860
B2R Mortgage Trust, Series 2015-2, Class A #	3.336%	11/15/48	288,649	290,182
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D #(a)	6.948%	11/15/33	3,900,000	3,877,437
Colony American Homes, Inc., Series 2015-1A, Class A #(a)	2.142%	07/17/32	312,254	313,148
Commercial Mortgage Trust, Series 2014-TWC, Class B #(a)	2.378%	02/13/32	1,340,000	1,346,717
Commercial Mortgage Trust, Series 2014-TWC, Class D #(a)	3.132%	02/13/32	1,300,000	1,305,295
Cosmopolitan Hotel Trust, Series 2016-CSM0, Class D #(a)	4.412%	11/15/33	900,000	914,605
FirstKey Lending Trust, Series 2015-SFR1, Class A #	2.553%	03/09/47	560,572	556,353
GCAT Management Services LLC, Series 2017-1, Class A1 #	3.375%	03/25/47	3,701,000	3,695,449
Morgan Stanley REMIC Trust, Series 2012-XA, Class A #	2.000%	07/27/49	25,572	25,577
PNMAC GMSR Issuer Trust, Series 2017-GT1, Class A #(a)	4.749%	02/25/50	2,000,000	2,004,120
Prime Finance Partners III, Series 2015-2, Class A #(a)	2.378%	07/14/34	1,447,539	1,446,831
Prime Finance Partners III, Series 2017-3, Class C #(a)	3.278%	01/14/35	775,000	775,000
Prime Finance Partners III, Series 2017-3, Class D #(a)	4.278%	01/14/35	500,000	500,000
Progress Residential Trust, Series 2016-SFR1, Class B #(a)	2.942%	09/17/18	100,000	100,626
Progress Residential Trust, Series 2016-SFR1, Class C #(a)	3.442%	09/17/18	100,000	101,241
Progress Residential Trust, Series 2015-SFR2, Class A #	2.740%	06/12/32	1,646,354	1,638,111
Progress Residential Trust, Series 2015-SFR3, Class A #	3.067%	11/12/32	99,665	100,030
Progress Residential Trust, Series 2015-SFR3, Class D #	4.673%	11/12/32	135,000	138,456

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 72.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS - 10.2% (Continued)
RAIT Trust, Series 2016-FL6, Class B #(a)	3.531%	11/13/31	$1,400,000	$1,399,888
				25,068,661
Non Agency MBS CMO - 6.1%
CAM Mortgage Trust, Series 2016-2, Class A1 #	3.250%	06/15/57	3,038,471	3,016,106
CAM Mortgage Trust, Series 2016-2, Class A2 #	5.000%	06/15/57	400,000	386,374
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	2.952%	08/25/34	28,429	28,485
COLT Funding LLC, Series 2016-2, Class M1 #	5.500%	09/25/46	750,000	756,416
First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2 (a)	3.178%	04/25/35	345,375	347,548
MLCC Mortgage Investors, Inc., Series 2004-C, Class B1 (a)	1.716%	07/25/29	1,201,859	1,031,785
Pretium Mortgage Credit Partners, Series 2016-NPL6, Class A1 #	3.500%	10/27/31	845,046	847,366
RiverView HECM Trust, Series 2007-1, Class A #(a)	1.490%	05/25/47	161,164	133,009
Sequoia Mortgage Trust, Series 2003-1, Class 1A (a)	1.738%	04/20/33	260,291	245,443
Vericrest Opportunity Loan Transferee, Series 2016-NPL8, Class A1 #	3.500%	07/25/46	89,678	90,160
Vericrest Opportunity Loan Transferee, Series 2016-NPL8, Class A2 #	6.125%	07/25/46	100,000	99,576
Vericrest Opportunity Loan Transferee, Series 2016-NP10, Class A2 #	5.875%	09/25/46	926,000	917,692
Vericrest Opportunity Loan Transferee, Series 2017-NPL1, Class A1 #	3.500%	02/25/47	1,870,167	1,863,390
Vericrest Opportunity Loan Transferee, Series 2015-NPL6, Class A1 #	3.500%	02/25/55	129,042	129,137
Vericrest Opportunity Loan Transferee, Series 2015-NPL4, Class A2 #	4.250%	02/25/55	4,236,900	4,150,549
Vericrest Opportunity Loan Transferee, Series 2014-NPL7, Class A2 #	4.750%	08/27/57	525,594	525,009

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 72.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO - 6.1% (Continued)
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (a)	3.027%	09/25/33	$365,241	$369,033
				14,937,078
Student Loan - 0.5%
Earnest Student Loan Program LLC, Series 2016-C, Class A2 #	2.680%	07/25/35	732,287	721,606
Earnest Student Loan Program LLC, Series 2016-D, Class R #	0.000%	01/25/41	5,000	420,000
				1,141,606

Total Asset-Backed Securities				$178,505,996

Corporate Bonds - 15.0%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 7.2%
ABN AMRO Bank NV #	2.100%	01/18/19	$500,000	$500,127
Banc of America Corp.	6.100%	06/15/17	790,000	797,235
Bank of America Corp.	6.875%	04/25/18	140,000	147,314
Bank of Montreal	1.350%	08/28/18	425,000	422,993
Bank of Nova Scotia	1.650%	06/14/19	35,000	34,775
Canadian Imperial Bank (b)	1.600%	09/06/19	425,000	421,180
Capital One North America	1.850%	09/13/19	500,000	495,317
Citigroup, Inc. (b)	2.350%	08/02/21	500,000	492,194
Citigroup, Inc. (b)	2.900%	12/08/21	750,000	752,779
Commonwealth Bank of Australia #	1.375%	09/06/18	425,000	422,906
Danske Bank A/S #	1.650%	09/06/19	500,000	493,557
Fifth Third Bank (a)	1.742%	09/27/19	500,000	500,121
Goldman Sachs Group, Inc.	2.300%	12/13/19	225,000	225,114
Goldman Sachs Group, Inc.	2.600%	12/27/20	1,000,000	1,000,049
Goldman Sachs Group, Inc. (a)	2.141%	04/26/22	450,000	453,721
Huntington National Bank (a)	1.618%	03/10/20	1,000,000	1,000,488
JPMorgan Chase & Co.	2.250%	01/23/20	50,000	50,159
JPMorgan Chase & Co.	2.550%	10/29/20	1,000,000	1,004,320
JPMorgan Chase & Co. (a)	1.941%	01/15/23	400,000	403,035
Key Banc, NA	1.600%	08/22/19	750,000	741,884
Mizuho Financial Group	2.273%	09/13/21	500,000	488,568
Morgan Stanley	2.650%	01/27/20	486,000	490,582
Morgan Stanley (a)	2.210%	01/20/22	1,000,000	1,009,807

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Corporate Bonds - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 7.2% (Continued)
National Australia Bank, New York (b)	2.250%	01/10/20	$500,000	$500,566
Nordea Bank AB #(a)	1.772%	09/30/19	250,000	251,063
PNC Bank, NA	1.450%	07/29/19	350,000	345,933
Popular, Inc.	7.000%	07/01/19	100,000	104,375
Rabobank Nederland NY (b)	2.250%	01/14/20	300,000	300,969
Royal Bank of Canada	1.200%	09/19/17	744,000	743,717
Royal Bank of Canada	1.500%	07/29/19	220,000	217,725
Skandinaviska Enskilda Banken AB	1.500%	09/13/19	500,000	492,321
Svenska Handelsbanken AB (b)	1.500%	09/06/19	500,000	493,544
Synovus Financial Corp.	7.875%	02/15/19	175,000	190,435
Toronto-Dominion Bank (b)	1.450%	09/06/18	450,000	448,969
Toronto-Dominion Bank	1.450%	08/13/19	20,000	19,777
Wells Fargo Bank, NA (a)	1.450%	11/28/18	1,000,000	1,004,304
Westpac Banking Corp.	1.600%	08/19/19	425,000	420,423
				17,882,346
Basic Industry - 0.0% (c)
Century Communities, Inc.	6.875%	05/15/22	125,000	130,000
				130,000
Capital Goods - 0.2%
Stanley Black & Decker, Inc.	1.622%	11/17/18	420,000	418,344

Communications - 0.4%
American Tower Corp.	2.250%	01/15/22	250,000	241,233
AT&T, Inc. (b)	3.200%	03/01/22	200,000	201,510
Cogent Communications, Inc. #	5.375%	03/01/22	25,000	25,656
Crown Castle International Corp.	2.250%	09/01/21	425,000	413,119
Deutsche Telekom International Finance #	1.500%	09/19/19	200,000	196,728
				1,078,246
Consumer Cyclical - 1.9%
American Honda Finance	1.700%	09/09/21	650,000	631,053
BMW U.S. Capital LLC #	1.450%	09/13/19	225,000	222,354
CCM Merger, Inc. #	6.000%	03/15/22	200,000	204,000
Cimpress NV #	7.000%	04/01/22	150,000	155,250
Daimler Finance, NA LLC #	1.750%	10/30/19	350,000	346,259
Ford Motor Credit Co. LLC	1.724%	12/06/17	750,000	749,978
Ford Motor Credit Co. LLC	1.897%	08/12/19	500,000	495,188
Ford Motor Credit Co. LLC	2.681%	01/09/20	200,000	201,310

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Corporate Bonds - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.9% (Continued)
General Motors Financial Co. (b)	2.350%	10/04/19	$1,000,000	$1,001,166
General Motors Financial Co.	3.200%	07/06/21	25,000	25,092
Greektown Holdings LLC #	8.875%	03/15/19	75,000	78,506
Isle of Capri Casinos, Inc.	8.875%	06/15/20	50,000	51,688
Nissan Motor Acceptance #	1.550%	09/13/19	425,000	418,973
Station Casinos LLC	7.500%	03/01/21	150,000	156,000
				4,736,817
Consumer Non-Cyclical - 0.3%
Abbott Laboratories	2.350%	11/22/19	500,000	502,003
Mondelēz International, Inc. #(b)	1.625%	10/28/19	250,000	246,205
				748,208
Electric - 1.2%
Appalachian Power Co.	5.000%	06/01/17	1,097,000	1,103,146
Nevada Power Co.	6.500%	08/01/18	1,000,000	1,063,094
NextEra Energy, Inc.	1.649%	09/01/18	215,000	214,349
Sempra Energy	1.625%	10/07/19	370,000	366,274
Southern Power Co.	1.950%	12/15/19	250,000	248,134
				2,994,997
Energy - 1.1%
Chevron, Inc.	1.686%	02/28/19	850,000	850,828
ConocoPhillips	1.050%	12/15/17	800,000	797,000
Energen Corp.	4.625%	09/01/21	125,000	124,338
Shell International Finance	1.375%	09/12/19	500,000	493,973
Sinopec Group Overseas Development Ltd. #	1.750%	09/29/19	500,000	492,157
				2,758,296
Finance Companies - 0.5%
American Express Credit Corp.	1.700%	10/30/19	900,000	894,425
IBCIL Finance Co. Ltd. #	2.125%	09/29/19	200,000	196,739
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	100,000	102,750
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	100,000	100,000
				1,293,914

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Corporate Bonds - 15.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.0%
Jackson National Life Global Funding #	2.100%	10/25/21	$200,000	$194,992
Met Life Global Funding I #	1.350%	09/14/18	850,000	846,583
New York Life Global Funding #(b)	1.500%	10/24/19	500,000	493,812
Pricoa Global Funding I #	1.450%	09/13/19	350,000	345,548
Principal Life Global Funding II #(b)	2.375%	11/21/21	400,000	393,256
USI, Inc. of New York #	7.750%	01/15/21	100,000	101,750
				2,375,941
REITS - 0.1%
Realty Income Corp.	6.750%	08/15/19	150,000	165,870

Services - 0.1%
Ashtead Capital, Inc. #	6.500%	07/15/22	200,000	208,000

Technology - 0.6%
Bankrate, Inc. #	6.125%	08/15/18	150,000	150,750
Cisco Systems, Inc.	1.850%	09/20/21	900,000	882,534
Microsoft Corp.	1.850%	02/06/20	500,000	501,055
				1,534,339
Transportation - 0.3%
Allegiant Travel Co.	5.500%	07/15/19	100,000	103,375
American Airlines Pass-Through Trust, Series 2013-1 #	5.625%	01/15/21	161,394	167,446
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	112,921	118,568
U.S. Airways Pass-Through Trust, Series 2013-1	5.375%	05/15/23	87,465	91,292
United Airlines Pass-Through Trust, Series 2007-1	6.636%	07/02/22	148,308	160,358
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	69,423	72,373
				713,412

Total Corporate Bonds				$37,038,730

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Registered Investment Companies - 2.8%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (a)	2,445,641	$2,445,886
State Street Navigator Securities Lending Prime Portfolio, 1.08% (a)	4,403,265	4,403,265
Total Registered Investment Companies		$6,849,151

Total Investment Securities - 102.0% (Cost $250,885,386) (d)		$251,039,817

Net Other Assets (Liabilities) - (2.0)%		(4,900,395)

Net Assets - 100.0%		$246,139,422

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $4,318,887.
(c)	Percentage rounds to less than 0.1%.
(d)	Represents cost for financial reporting purposes.
#	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of March 31, 2017 was $179,165,992, representing 72.8% of net assets.

See accompanying Notes to Schedules of Investments.

Diamond Hill Core Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

U.S. Government Obligations - 17.5%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Bonds - 3.0%
U.S. Treasury Bonds	1.500%	03/31/23	$500,000	$482,637
U.S. Treasury Bonds	4.250%	05/15/39	100,000	122,086
U.S. Treasury Bonds	3.875%	08/15/40	300,000	346,723
U.S. Treasury Bonds	2.750%	11/15/42	300,000	285,574
				1,237,020
U.S. Treasury Notes - 11.4%
U.S. Treasury Notes	0.750%	03/31/18	200,000	199,328
U.S. Treasury Notes	1.125%	01/15/19	150,000	149,707
U.S. Treasury Notes (a)	1.375%	04/30/21	300,000	294,938
U.S. Treasury Notes	1.625%	11/15/22	1,000,000	976,836
U.S. Treasury Notes	2.000%	11/30/22	1,000,000	996,094
U.S. Treasury Notes	1.625%	04/30/23	100,000	97,148
U.S. Treasury Notes	2.500%	05/15/24	250,000	254,404
U.S. Treasury Notes	2.250%	11/15/24	250,000	249,297
U.S. Treasury Notes	2.000%	08/15/25	950,000	924,877
U.S. Treasury Notes	2.250%	11/15/25	100,000	99,129
U.S. Treasury Notes	1.625%	02/15/26	300,000	282,023
U.S. Treasury Notes	4.250%	11/15/40	100,000	122,059
				4,645,840
U.S. Treasury STRIPS - 3.1%
U.S. Treasury STRIPS	0.000%	02/15/25	200,000	165,340
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	745,337
U.S. Treasury STRIPS	0.000%	11/15/31	150,000	99,351
U.S. Treasury STRIPS	0.000%	02/15/33	300,000	190,366
U.S. Treasury STRIPS	0.000%	08/15/41	150,000	69,584
				1,269,978

Total U.S. Government Obligations				$7,152,838

Mortgage-Backed Securities - 29.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 5.8%
FHLMC, Series KP02, Class A2	2.355%	04/25/21	$200,000	$199,668
FNMA, Pool #FN AE0834 (b)	3.976%	01/01/21	75,625	79,696
FNMA, Series 2012-M8, Class A2	2.349%	05/25/22	115,000	113,192
FNMA, Series 2015-M3, Class A2	2.722%	10/25/24	200,000	199,842
FNMA, Pool #FN AM8674	2.810%	04/01/25	200,000	199,965

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Mortgage-Backed Securities - 29.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 5.8% (Continued)
FNMA, Pool #FN AM8846	2.680%	05/01/25	$387,789	$387,045
FNMA, Pool #FN AN0262	2.810%	11/01/25	489,549	489,760
FNMA, Pool #FN AN2213	2.810%	07/01/26	700,000	695,027
				2,364,195
Agency MBS CMO - 18.8%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	1,327,248	60,129
FHLMC, Series 2012-K21, Class C #(b)	3.937%	07/25/22	450,000	449,771
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	98,883	103,310
FHLMC, Series 2814, Class PH	6.000%	06/15/34	85,223	97,646
FHLMC, Series 3607, Class AO	0.000%	04/15/36	198,726	172,602
FHLMC, Series 3199, Class OC	0.000%	08/15/36	180,761	165,966
FHLMC, Series 379, Class 1	0.000%	05/25/37	152,239	135,216
FHLMC, Series 3607, Class OP	0.000%	07/15/37	172,729	147,152
FHLMC, Series 4119, Class LB	1.750%	06/15/39	89,006	85,764
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	109,192
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	119,941
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	81,531	90,379
FNMA, Series 2012-17, Class BC	3.500%	03/25/27	1,000,000	1,042,730
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	241,580
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	211,000	244,882
FNMA, Series 2005-68, Class PG	5.500%	08/25/35	99,837	110,679
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	246,950	263,336
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	224,504
FNMA, Series 2010-71, Class HJ	5.500%	07/25/40	89,343	100,008
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	644,638
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	339,944
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	176,000	172,852
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	341,348
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	100,000	112,034
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	280,982	332,717
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	170,000	191,866
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	103,691
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	162,276	174,336
GNMA, Series 2010-105, Class B	5.000%	08/20/40	300,000	331,635
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	174,049	175,395
GNMA, Series 2013-37, Class F (b)	1.248%	03/20/43	94,693	93,899
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	50,858	41,216

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Mortgage-Backed Securities - 29.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 18.8% (Continued)
GNMA, Series 2014-H14, Class FA (b)	1.280%	07/20/64	$181,716	$180,869
GNMA, Series 2014-H15, Class FA (b)	1.280%	07/20/64	124,922	124,279
GNMA, Series 2016-H11, Class FD (b)	1.630%	05/20/66	336,552	336,851
				7,662,357
Agency MBS CMO Derivatives - 0.8%
FHLMC, Series 3874, Class KI	4.500%	08/15/25	770,326	51,347
FHLMC, Series 3318, Class AO	0.000%	05/15/37	20,340	18,838
FNMA, Series 348, Class 11	6.000%	01/25/34	217,315	49,505
FNMA, Series 390, Class 32	6.500%	12/25/34	338,618	73,967
FNMA, Series 2010-44, Class CS (b)	5.568%	05/25/40	248,268	32,839
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	444,701	59,176
GNMA, Series 2008-40, Class SA (b)	5.471%	05/16/38	125,002	20,303
				305,975
Agency MBS Pass-Through - 3.1%
FHLMC, Pool #FG G15101	3.500%	10/01/28	274,871	287,875
FHLMC, Pool #FG G06085	6.500%	09/01/38	196,812	219,638
FNMA, Pool #FN 2257132	5.000%	03/01/28	290,776	317,383
FNMA, Pool #FN MA0844	4.500%	08/01/31	79,651	85,621
FNMA, Pool #FN AT7120	3.500%	06/01/33	350,029	362,821
				1,273,338
Non-Agency CMBS - 1.0%
FREMF Mortgage Trust, Series 2016-K723, Class B	3.582%	11/25/23	150,000	141,147
FREMF Mortgage Trust, Series 2016-K57, Class C #(b)	3.918%	08/25/49	220,000	194,781
FREMF Mortgage Trust, Series 2016-K59, Class C #	3.575%	11/25/49	100,000	85,037
				420,965

Total Mortgage-Backed Securities				$12,026,830

Asset-Backed Securities - 27.2%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 6.1%
A10 Securitization, Series 2015-1, Class A1 #	2.100%	04/15/34	$68,349	$68,151

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 27.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 6.1% (Continued)
Arcadia Receivables Credit Trust, Series 2017-1, Class A #	3.250%	06/15/23	$94,111	$94,199
Gold Key Resorts LLC, Series 2014-A, Class A #	3.220%	03/17/31	55,272	55,420
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class AT1 #	2.380%	10/15/48	154,000	152,782
Green Tree Agency Advance Funding Trust, Series 2015-T2, Class DT2 #	4.669%	10/15/48	100,000	99,625
Hero Funding Trust, Series 2016-3A, Class A1 #	3.080%	09/20/42	148,420	146,565
Hero Funding Trust, Series 2016-3B, Class B #	5.240%	09/20/42	86,979	87,849
Hero Funding Trust, Series 2016-1R, Class A1 #	4.500%	09/21/42	85,794	85,016
Hero Funding Trust, Series 2016-4A, Class A1 #	3.570%	09/20/47	194,976	193,270
Hero Funding Trust, Series 2016-4B, Class B #	4.990%	09/20/47	96,192	96,132
Nationstar HECM Loan Trust, Series 2015-2A, Class M1 #	4.114%	11/25/25	158,000	158,000
Nationstar HECM Loan Trust, Series 2016-3A, Class A #	2.012%	08/25/26	141,528	142,395
Nationstar HECM Loan Trust, Series 2016-3A, Class M1 #	3.147%	08/25/26	100,000	99,883
New Residential Advance Receivables Trust, Series 2016-T4, Class DT4 #	4.386%	12/15/50	200,000	202,474
Ocwen Master Advance Receivables Trust, Series 2015-T3, Class AT3 #	3.211%	11/15/47	100,000	99,941
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 #	2.520%	08/17/48	100,000	99,525
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 #	4.246%	08/17/48	100,000	98,913
OnDeck Asset Securitization Trust, Series 2016-1A, Class A #	4.210%	05/17/20	150,000	149,773
Social Professional Loan Program, Series 2016-C, Class A2B #	2.360%	12/27/32	260,000	256,547
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 #	3.590%	11/15/49	100,000	99,189
				2,485,649

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 27.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 0.3%
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	$89,296	$101,164

Auto Loan - 4.0%
California Republic Auto Receivables Trust, Series 2015-4, Class C #	4.230%	09/15/22	100,000	101,767
CarFinance Capital LLC, Series 2014-2A, Class A #	1.440%	11/16/20	96,787	96,711
CPS Auto Trust, Series 2015-B, Class A #	1.650%	11/15/19	40,854	40,848
CPS Auto Trust, Series 2016-C, Class A #	1.620%	01/15/20	67,729	67,652
CPS Auto Trust, Series 2016-C, Class C #	3.270%	06/15/22	100,000	99,973
Credit Acceptance Auto Loan Trust, Series 2015-2A, Class C #	3.760%	02/15/24	250,000	253,014
Drive Auto Receivables Trust, Series 2017-BA, Class D #	3.720%	10/17/22	100,000	100,266
DT Auto Owner Trust, Series 2016-2A, Class A #	1.730%	08/15/19	80,219	80,243
Ford Credit Auto Owner Trust, Series 2016-1, Class A #	2.310%	08/15/27	300,000	299,953
GLS Auto Receivables Trust, Series 2016-1A, Class C #	6.900%	10/15/21	100,000	103,323
Honor Automobile Trust Securitization, Series 2016-1A, Class A #	2.940%	11/15/19	77,878	78,148
Honor Automobile Trust Securitization, Series 2016-1A, Class B #	5.760%	04/15/21	100,000	100,825
Prestige Auto Receivables Trust, Series 2015-1, Class D #	3.050%	04/15/21	100,000	100,467
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A	1.380%	07/15/19	97,732	97,710
				1,620,900
Consumer - 4.2%
Avant Loans Funding Trust, Series 2016-C, Class A #	2.960%	09/16/19	47,349	47,424
Avant Loans Funding Trust, Series 2015-A, Class A #	4.000%	08/16/21	53,953	54,064

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 27.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer - 4.2% (Continued)
Citi Held For Asset Issuance, Series 2015-PM2, Class B #	4.000%	03/15/22	$100,000	$100,691
Kabbage Funding LLC, Series 2017-1, Class A #	4.571%	03/15/22	100,000	101,659
Kabbage Funding LLC, Series 2017-1, Class B #	5.794%	03/15/22	100,000	100,926
LendingClub Issuance Trust, Series 2016-NP1, Class B #	6.500%	06/15/22	250,000	258,612
Lendmark Funding Trust, Series 2016-2A, Class C #	6.640%	04/21/25	100,000	98,042
Mariner Finance Issuance Trust, Series 2017-AA, Class B #	4.740%	02/20/29	100,000	100,209
MarketPlace Loan Trust, Series 2015-AV2, Class A #	4.000%	10/15/21	83,797	84,052
Marlette Funding Trust, Series 2016-1A, Class A #	3.060%	01/17/23	59,121	59,312
Marlette Funding Trust, Series 2017-1A, Class B #	4.114%	03/15/24	100,000	100,646
OneMain Financial Issuance Trust, Series 2016-2A, Class A #	4.100%	03/20/28	100,000	102,411
Purchasing Power Funding, Series 2015-A, Class A2 #	4.750%	12/15/19	250,000	252,500
SCF Equipment Trust LLC, Series 2017-1A, Class A #	3.770%	01/20/23	97,604	97,387
SoFi Consumer Loan Program Trust, Series 2016-2A, Class A #	3.090%	10/27/25	76,066	76,126
Verizon Owner Trust, Series 2016-1A, Class A #	1.420%	01/20/21	100,000	99,386
				1,733,447
Equipment - 1.2%
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A #	2.210%	11/20/21	82,609	82,146
BCC Funding Corp., Series 2015-1, Class A2 #	2.224%	10/20/20	153,724	153,603
California Funding II Ltd., Series 2013-1A, Class A #	3.350%	03/27/28	60,000	58,525
CLI Funding LLC, Series 2014-1A, Class A #	3.290%	06/18/29	72,534	70,803

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 27.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 1.2% (Continued)
Global SC Finance SRL, Series 2014-1A, Class A2 #	3.090%	07/17/29	$73,333	$69,413
TAL Advantage LLC, Series 2014-1A, Class A #	3.510%	02/22/39	69,167	67,821
				502,311
Non-Agency CMBS - 7.7%
American Homes 4 Rent, Series 2014-SFR2, Class D #	5.149%	10/17/36	500,000	528,632
American Homes 4 Rent, Series 2014-SFR2, Class D #	3.678%	12/17/36	144,112	148,285
American Homes 4 Rent, Series 2015-SFR1, Class A #	3.467%	04/17/52	124,514	126,225
AMSR Trust, Series 2016-SFR1, Class A #(b)	2.342%	11/17/33	100,000	100,935
B2R Mortgage Trust, Series 2015-2, Class A #	3.336%	11/15/48	96,538	97,051
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D #(b)	6.948%	11/15/33	100,000	99,421
Barclays Commercial Mortgage Securities, Series 2016-ETC, Class A #	2.937%	08/14/36	100,000	97,552
Colony American Finance Ltd., Series 2016-1, Class A #	2.544%	06/15/48	201,489	197,926
Colony American Finance Ltd., Series 2016-2, Class B #	3.141%	11/15/48	150,000	145,316
Commercial Mortgage Trust, Series 2014-TWC, Class A #(b)	1.731%	02/13/32	265,000	265,665
Commercial Mortgage Trust, Series 2014-TWC, Class B #(b)	2.378%	02/13/32	100,000	100,501
Cosmopolitan Hotel Trust, Series 2016-CSM0, Class D #(b)	4.412%	11/15/33	100,000	101,623
FirstKey Lending Trust, Series 2015-SFR1, Class A #	2.553%	03/09/47	94,214	93,505
Prime Finance Partners III, Series 2015-2, Class A #(b)	2.378%	07/14/34	102,565	102,515
Prime Finance Partners III, Series 2017-3, Class C #(b)	3.278%	01/14/35	100,000	100,000
Progress Residential Trust, Series 2015-SFR2, Class A #	2.740%	06/12/32	228,550	227,406
Progress Residential Trust, Series 2015-SFR3, Class A #	3.067%	11/12/32	214,280	215,064

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 27.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency CMBS - 7.7% (Continued)
Progress Residential Trust, Series 2015-SFR3, Class D #	4.673%	11/12/32	$100,000	$102,560
Progress Residential Trust, Series 2016-SFR1, Class A #(b)	2.272%	09/17/33	99,642	100,915
RAIT Trust, Series 2016-FL6, Class B #(b)	3.531%	11/13/31	100,000	99,992
Tricon American Homes, Series 2016-SFR1, Class C #	3.487%	11/17/33	100,000	97,802
				3,148,891
Non-Agency MBS CMO - 1.9%
CAM Mortgage Trust, Series 2016-2, Class A1 #	3.250%	06/15/57	159,920	158,742
Mill City Mortgage Trust, Series 2016-1, Class M1 #	3.150%	04/25/57	150,000	144,609
Pretium Mortgage Credit Partners, Series 2016-NPL6, Class A1 #	3.500%	10/27/31	93,894	94,152
Structured Asset Securities Corp., Series 2003-37A, Class 2A (b)	2.932%	12/25/33	25,682	25,534
Vericrest Opportunity Loan Transferee, Series 2016-NPL8, Class A1 #	3.500%	07/25/46	89,678	90,160
Vericrest Opportunity Loan Transferee, Series 2017-NPL1, Class A1 #	3.500%	02/25/47	98,430	98,073
Vericrest Opportunity Loan Transferee, Series 2015-NPL6, Class A1 #	3.500%	02/25/55	25,808	25,827
WaMu Mortgage Pass-Through Certificates, Series 2003-AR11, Class A6 (b)	2.846%	10/25/33	30,875	31,069
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (b)	3.027%	09/25/33	92,663	93,625
				761,791
Student Loan - 1.8%
Earnest Student Loan Program LLC, Series 2016-C, Class A2 #	2.680%	07/25/35	188,302	185,556
Social Professional Loan Program, Series 2015-B, Class A2 #	2.510%	09/27/32	199,152	198,906
Social Professional Loan Program, Series 2017-B, Class CFX #	4.440%	05/25/40	150,000	149,949

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Asset-Backed Securities - 27.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.8% (Continued)
Social Professional Loan Program, Series 2016-E, Class C #	4.430%	10/25/41	$200,000	$201,120
				735,531

Total Asset-Backed Securities				$11,089,684

Corporate Bonds - 22.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9%
Bank of America Corp. (b)	3.733%	01/20/28	$100,000	$100,203
Bank of Montreal (a)	1.350%	08/28/18	75,000	74,646
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	95,136
Bank of Nova Scotia	1.650%	06/14/19	65,000	64,582
Canadian Imperial Bank (a)	1.600%	09/06/19	75,000	74,326
Capital One Financial Co.	3.750%	07/28/26	100,000	96,728
Citigroup, Inc.	3.300%	04/27/25	100,000	97,937
Citigroup, Inc.	4.125%	07/25/28	100,000	98,323
Commonwealth Bank of Australia #	1.375%	09/06/18	75,000	74,630
Goldman Sachs Group, Inc.	2.300%	12/13/19	25,000	25,013
Goldman Sachs Group, Inc. (b)	2.141%	04/26/22	50,000	50,413
Goldman Sachs Group, Inc.	3.500%	01/23/25	80,000	79,685
Goldman Sachs Group, Inc.	3.500%	11/16/26	100,000	97,899
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	97,376
JPMorgan Chase & Co.	2.250%	01/23/20	100,000	100,317
JPMorgan Chase & Co. (b)	1.941%	01/15/23	100,000	100,759
JPMorgan Chase & Co. (b)	3.782%	02/01/28	100,000	100,926
Key Bank NA (a)	2.500%	11/22/21	250,000	248,482
Morgan Stanley	3.700%	10/23/24	100,000	101,437
Morgan Stanley	3.125%	07/27/26	100,000	95,524
Morgan Stanley	3.625%	01/20/27	100,000	99,226
New York Life Global Holdings #	2.900%	01/17/24	100,000	100,252
Royal Bank of Canada	1.500%	07/29/19	30,000	29,690
Synovus Financial Corp.	7.875%	02/15/19	25,000	27,205
Toronto-Dominion Bank (a)	1.450%	09/06/18	50,000	49,885
Toronto-Dominion Bank	1.450%	08/13/19	30,000	29,666
Wells Fargo & Co.	3.550%	09/29/25	100,000	100,730
Westpac Banking Corp.	1.600%	08/19/19	75,000	74,192
				2,385,188

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Corporate Bonds - 22.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 1.1%
General Electric Capital Corp.	6.750%	03/15/32	$100,000	$134,797
Illinois Tool Works, Inc.	2.650%	11/15/26	100,000	96,267
L-3 Communications Corp.	3.850%	12/15/26	50,000	50,690
Lennox International, Inc.	3.000%	11/15/23	100,000	98,267
Stanley Black & Decker, Inc.	1.622%	11/17/18	80,000	79,685
				459,706
Communications - 2.2%
American Tower Corp.	2.250%	01/15/22	50,000	48,247
AT&T, Inc. (a)	3.200%	03/01/22	50,000	50,377
AT&T, Inc.	4.500%	05/15/35	100,000	94,114
Charter Communications Operating LLC	6.834%	10/23/55	150,000	174,238
Comcast Corp.	6.950%	08/15/37	100,000	134,585
Crown Castle International Corp.	2.250%	09/01/21	75,000	72,903
Time Warner, Inc.	3.800%	02/15/27	100,000	98,899
Verizon Communications, Inc.	4.125%	03/16/27	100,000	101,716
Verizon Communications, Inc.	5.050%	03/15/34	100,000	101,595
				876,674
Consumer Cyclical - 1.9%
American Honda Finance Corp.	1.700%	09/09/21	100,000	97,085
BMW U.S. Capital LLC #	1.450%	09/13/19	25,000	24,706
Daimler Finance NA LLC #	1.750%	10/30/19	150,000	148,396
Ford Motor Co.	4.346%	12/08/26	100,000	101,815
Ford Motor Co.	7.450%	07/16/31	75,000	94,587
General Motors Financial Co.	3.200%	07/06/21	35,000	35,129
General Motors Financial Co.	4.000%	10/06/26	100,000	98,542
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	87,049
Nissan Motor Acceptance #	1.550%	09/13/19	75,000	73,936
				761,245
Consumer Non-Cyclical - 1.2%
Abbott Laboratories	4.750%	11/30/36	100,000	103,072
Actavis Funding SCS	4.550%	03/15/35	100,000	100,250
Anheuser-Busch InBev	4.700%	02/01/36	100,000	105,866
Kroger Co. (The)	2.650%	10/15/26	100,000	92,106
Thermo Fisher Scientific (a)	2.950%	09/19/26	100,000	95,201
				496,495
Electric - 1.6%
CMS Energy Corp.	2.950%	02/15/27	100,000	94,785
DTE Energy Co.	2.850%	10/01/26	100,000	93,557
Entergy Corp.	2.950%	09/01/26	50,000	47,443

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Corporate Bonds - 22.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.6% (Continued)
Nevada Power Co.	6.500%	08/01/18	$100,000	$106,309
NextEra Energy, Inc.	1.649%	09/01/18	35,000	34,894
Public Service Electric	2.250%	09/15/26	100,000	93,120
Sempra Energy	1.625%	10/07/19	30,000	29,698
Southern Power Co.	1.950%	12/15/19	55,000	54,589
Southwestern Electric Power	2.750%	10/01/26	100,000	94,569
				648,964
Energy - 1.3%
Chevron, Inc.	1.686%	02/28/19	150,000	150,146
ConocoPhillips (a)	1.050%	12/15/17	100,000	99,625
Phillips 66 Partners LP	3.550%	10/01/26	100,000	95,505
Shell International Finance BV	6.375%	12/15/38	73,000	94,267
Valero Energy Corp.	3.400%	09/15/26	100,000	95,519
				535,062
Finance Companies - 0.2%
American Express Credit Corp.	1.700%	10/30/19	100,000	99,381

Government Guaranteed - 1.2%
Tunisian Republic (a)	1.416%	08/05/21	500,000	485,190

Government Owned, No Guarantee - 0.8%
Comisión Federal de Electricidad #	4.750%	02/23/27	200,000	200,500
Tennessee Valley Authority	4.625%	09/15/60	125,000	142,573
				343,073
Insurance - 1.6%
Jackson National Life Global Funding #	2.100%	10/25/21	50,000	48,748
Lincoln National Corp.	3.625%	12/12/26	100,000	99,578
Met Life Global Funding I #	1.350%	09/14/18	150,000	149,397
New York Life Global Funding #	2.350%	07/14/26	50,000	46,905
Pricoa Global Funding I #	1.450%	09/13/19	150,000	148,092
Principal Life Global Funding II #(a)	2.375%	11/21/21	100,000	98,314

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Corporate Bonds - 22.1% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.6% (Continued)
UnitedHealth Group, Inc.	3.450%	01/15/27	$50,000	$50,707
				641,741
REITS - 0.9%
Boston Properties LP	2.750%	10/01/26	50,000	46,016
CubeSmart LP	3.125%	09/01/26	50,000	46,960
ERP Operating LP	2.850%	11/01/26	100,000	94,275
Realty Income Corp.	3.000%	01/15/27	100,000	93,786
Spirit Realty LP #	4.450%	09/15/26	100,000	98,603
				379,640
Technology - 0.7%
Cisco Systems, Inc.	1.850%	09/20/21	100,000	98,059
Microsoft Corp.	3.950%	08/08/56	200,000	186,200
				284,259
Telecommunication Services - 0.7%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	99,711
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	100,524
Discover Financial Services, Inc.	4.100%	02/09/27	100,000	100,023
				300,258
Transportation - 0.8%
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	48,395	50,815
CSX Corp.	4.250%	11/01/66	100,000	90,712
Southwest Airlines Co.	3.000%	11/15/26	100,000	94,395
U.S. Airways Pass-Through Trust, Series 2011-1	7.125%	04/22/25	52,201	60,293
United Airlines Pass-Through Trust, Series 2007-1	6.636%	07/02/22	40,448	43,734
				339,949

Total Corporate Bonds				$9,036,825

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Registered Investment Companies - 7.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (b)	1,334,359	$1,334,493
State Street Navigator Securities Lending Prime Portfolio, 1.08% (b)	1,539,834	1,539,834
Total Registered Investment Companies		$2,874,327

Total Investment Securities - 103.4% (Cost $43,042,707) (c)		$42,180,504

Net Other Assets (Liabilities) - (3.4)%		(1,371,328)

Net Assets - 100.0%		$40,809,176

#	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of March 31, 2017 was $12,682,650, representing 31.1% of net assets.
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $1,502,563.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(c)	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments.

Diamond Hill Corporate Credit Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Collateralized Debt Obligations - 0.2%		Maturity	Shares / Par Value	Fair Value
Alesco Preferred Funding IV, Class PNN *		03/23/35	621,631	$220,903
Alesco Preferred Funding Ltd., Class PPNE *		03/23/35	336,608	114,019
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *		11/05/41	611,948	254,766
Taberna Preferred Funding Ltd., Class PPN2 *		07/05/35	1,175,564	417,219
Total Collateralized Debt Obligations				1,006,907

Corporate Bonds - 88.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 0.4%
DriveTime Automotive Group, Inc. #	8.000%	06/01/21	$2,600,000	$2,548,000

Banking - 6.6%
Popular, Inc.	7.000%	07/01/19	27,401,000	28,599,794
Synovus Financial Corp.	7.875%	02/15/19	9,277,000	10,095,231
				38,695,025
Basic Industry - 13.4%
Cemex Finance LLC #	9.375%	10/12/22	2,650,000	2,863,325
Century Communities, Inc.	6.875%	05/15/22	27,124,000	28,208,960
Cincinnati Bell, Inc. #	7.000%	07/15/24	12,281,000	12,879,699
Diebold, Inc.	8.500%	04/15/24	4,189,000	4,628,845
GCP Applied Technologies, Inc. #	9.500%	02/01/23	2,912,000	3,305,120
NCI Building Systems, Inc. #	8.250%	01/15/23	3,331,000	3,614,135
Post Holdings, Inc. #	5.000%	08/15/26	1,350,000	1,292,625
Ritchie Bros. Auctioneers, Inc. #	5.375%	01/15/25	2,750,000	2,811,875
SPX FLOW, Inc. #	5.625%	08/15/24	2,450,000	2,471,438
Summit Materials LLC	8.500%	04/15/22	5,275,000	5,822,281
Tesco plc #	6.150%	11/15/37	10,707,000	10,855,024
				78,753,327
Consumer Cyclical - 2.0%
CCM Merger, Inc. #	6.000%	03/15/22	11,285,000	11,510,700

Energy - 3.0%
Cimarex Energy Co.	5.875%	05/01/22	1,292,000	1,331,760
Diamondback Energy, Inc. #	4.750%	11/01/24	7,090,000	7,131,831
Energen Corp.	4.625%	09/01/21	3,346,000	3,328,266

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)

Corporate Bonds - 88.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 3.0% (Continued)
Energen Corp.	7.125%	02/15/28	$5,705,000	$5,990,250
				17,782,107
Financial Services - 15.4%
Alliance Data Systems Corp. #	5.375%	08/01/22	23,613,000	23,790,097
Credit Acceptance Corp.	7.375%	03/15/23	6,181,000	6,211,905
HUB International Ltd. #	9.250%	02/15/21	4,207,000	4,340,783
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	9,959,000	10,232,873
Nationstar Mortgage/Capital Corp.	7.875%	10/01/20	10,501,000	10,888,224
Nationstar Mortgage/Capital Corp.	6.500%	07/01/21	9,588,000	9,707,850
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	5,870,000	5,870,000
Quicken Loans, Inc. #	5.750%	05/01/25	10,547,000	10,362,428
Springleaf Finance Corp. (a)	7.750%	10/01/21	8,082,000	8,607,330
				90,011,490
Health Care - 4.5%
BioScrip, Inc.	8.875%	02/15/21	1,830,000	1,573,196
Davita Healthcare Partners, Inc.	5.125%	07/15/24	2,781,000	2,808,810
Greatbatch Ltd. #	9.125%	11/01/23	3,696,000	3,899,280
HCA Holdings, Inc.	7.500%	11/06/33	1,025,000	1,121,094
HCA Holdings, Inc.	7.750%	07/15/36	2,953,000	3,251,991
Horizon Pharma plc #	8.750%	11/01/24	4,875,000	5,076,094
Kindred Healthcare, Inc. (a)	8.750%	01/15/23	8,776,000	8,797,940
				26,528,405
Industrials - 0.4%
TransDigm Group, Inc. (a)	6.000%	07/15/22	2,065,000	2,092,052

Information Technology - 0.9%
WEX, Inc. #	4.750%	02/01/23	5,238,000	5,152,662

Insurance - 4.4%
MGIC Investment Corp.	5.750%	08/15/23	13,573,000	14,319,514
Radian Group, Inc.	5.250%	06/15/20	3,763,000	3,955,854
USI, Inc. of New York #	7.750%	01/15/21	7,625,000	7,758,438
				26,033,806
Leisure - 4.2%
Allegiant Travel Co.	5.500%	07/15/19	1,225,000	1,266,344
CCA Club Operations Holdings LLC #	8.250%	12/15/23	2,425,000	2,637,188

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)

Corporate Bonds - 88.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Leisure - 4.2% (Continued)
Greektown Holdings LLC #	8.875%	03/15/19	$675,000	$706,556
Isle of Capri Casinos, Inc.	8.875%	06/15/20	3,336,000	3,448,590
Match Group, Inc.	6.375%	06/01/24	216,000	233,684
Rivers Pittsburgh Borrower LP #	6.125%	08/15/21	6,291,000	6,401,093
Station Casinos LLC	7.500%	03/01/21	9,712,000	10,100,479
				24,793,934
Media - 8.9%
Altice SA #(a)	7.750%	05/15/22	4,525,000	4,802,156
Altice SA #(a)	7.625%	02/15/25	3,000,000	3,170,625
Cimpress NV #	7.000%	04/01/22	26,916,000	27,858,060
Liberty Interactive LLC	8.250%	02/01/30	8,383,000	9,011,725
Quad Graphics, Inc.	7.000%	05/01/22	3,730,000	3,730,000
Radio One, Inc. #	7.375%	04/15/22	3,365,000	3,516,425
				52,088,991
Real Estate - 3.0%
Crescent Communities, Inc. #	8.875%	10/15/21	5,300,000	5,512,000
iStar Financial, Inc.	4.875%	07/01/18	3,875,000	3,899,219
iStar Financial, Inc.	5.000%	07/01/19	2,350,000	2,370,563
Kennedy Wilson, Inc.	5.875%	04/01/24	5,670,000	5,811,749
				17,593,531
Retail - 2.4%
American Greetings Corp. #	7.875%	02/15/25	2,575,000	2,697,313
Fresh Market, Inc. (The) #(a)	9.750%	05/01/23	3,785,000	3,056,387
L Brands, Inc.	6.875%	11/01/35	2,375,000	2,291,875
Men's Warehouse, Inc. (The) (a)	7.000%	07/01/22	2,345,000	2,081,188
Signet UK Finance plc (a)	4.700%	06/15/24	4,125,000	3,992,760
				14,119,523
Services - 0.6%
Ashtead Capital, Inc. #	6.500%	07/15/22	3,362,000	3,496,480

Technology & Electronics - 7.1%
Bankrate, Inc. #	6.125%	08/15/18	12,710,000	12,773,550
Conduent, Inc. #	10.500%	12/15/24	20,970,000	24,167,925
Interface Security Systems Holdings, Inc.	9.250%	01/15/18	4,485,000	4,462,575
				41,404,050

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)

Corporate Bonds - 88.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Telecommunication Services - 0.1%
Altice Financing SA #	7.500%	05/15/26	$400,000	$425,000

Telecommunications - 5.3%
Cogent Communications, Inc. #	5.625%	04/15/21	19,285,000	19,670,700
Cogent Communications, Inc. #	5.375%	03/01/22	4,000,000	4,105,000
Frontier Communications Corp.	11.000%	09/15/25	7,548,000	7,316,843
				31,092,543
Transportation - 5.8%
Air Canada Pass-Through Trust, Series 2013-1 #	5.375%	11/15/22	2,577,905	2,655,242
American Airlines Pass-Through Trust, Series 2013-1 #	5.625%	01/15/21	12,330,483	12,792,876
U.S. Airways Pass-Through Trust, Series 2012-1	8.000%	04/01/21	2,323,968	2,509,886
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	5,152,008	5,577,049
U.S. Airways Pass-Through Trust, Series 2013-1	5.375%	05/15/23	5,247,917	5,477,514
United Airlines Pass-Through Trust, Series 2007-1	6.636%	07/02/22	4,454,640	4,816,579
				33,829,146

Total Corporate Bonds				$517,950,772

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)

Registered Investment Companies - 14.1%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (b)	1,921,141	$19,345,889
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (c)	33,744,844	33,748,218
State Street Navigator Securities Lending Prime Portfolio, 1.08% (c)	29,876,283	29,876,283
Total Registered Investment Companies		$82,970,390

Total Investment Securities - 102.7% (Cost $597,837,720) (d)		$601,928,069

Net Other Assets (Liabilities) - (2.7)%		(15,892,843)

Net Assets - 100.0%		$586,035,226

#	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of March 31, 2017 was $262,108,130, representing 44.7% of net assets.
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $28,641,492.
(b)	Affiliated fund.
(c)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(d)	Represents cost for financial reporting purposes.

*
Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding IV, Class PNN	December-04	$621,631	$220,903	0.04%
Alesco Preferred Funding Ltd., Class PPNE	March-05	336,608	114,019	0.02%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	513,572	254,766	0.04%
Taberna Preferred Funding Ltd., Class PPN2	March-05	1,041,663	417,219	0.10%
		$2,513,474	$1,006,907	0.20%

plc - Public Limited Company

See accompanying Notes to Schedules of Investments.

Diamond Hill High Yield Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Corporate Bonds - 93.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 3.4%
Arcadia Receivables Credit Trust, Series 2017-1 #	5.500%	06/15/23	$223,000	$223,000
DriveTime Automotive Group, Inc. #	8.000%	06/01/21	275,000	269,500
Exeter Automobile Receivables Trust, Series 2017-1A #	6.200%	11/15/23	250,000	255,102
Flagship Credit Auto Trust, Series 2017-1 #	6.460%	12/15/23	375,000	384,030
United Auto Credit Securitization Trust, Series 2016-2 #	5.500%	01/10/23	100,000	100,348
				1,231,980
Banking - 7.4%
MGIC Investment Corp.	5.750%	08/15/23	150,000	158,250
Popular, Inc.	7.000%	07/01/19	1,525,000	1,591,719
Springleaf Finance Corp.	8.250%	10/01/23	852,000	897,795
				2,647,764
Basic Industry - 11.0%
Century Communities, Inc.	6.875%	05/15/22	1,575,000	1,638,000
Cincinnati Bell, Inc. #	7.000%	07/15/24	625,000	655,469
NCI Building Systems, Inc. #	8.250%	01/15/23	125,000	135,625
Post Holdings, Inc. #	5.000%	08/15/26	150,000	143,625
Ritchie Bros. Auctioneers, Inc. #	5.375%	01/15/25	135,000	138,038
SPX FLOW, Inc. #(a)	5.625%	08/15/24	300,000	302,625
Summit Materials LLC	8.500%	04/15/22	200,000	220,750
Tesco plc #	6.150%	11/15/37	725,000	735,023
				3,969,155
Communications - 0.2%
Cogent Communications, Inc. #	5.375%	03/01/22	62,000	63,627

Consumer - 0.6%
Kabbage Funding LLC, Series 2017-1 #	8.000%	03/15/22	200,000	200,712

Consumer Cyclical - 2.3%
CCM Merger, Inc. #	6.000%	03/15/22	450,000	459,000
Station Casinos LLC	7.500%	03/01/21	360,000	374,400
				833,400

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Corporate Bonds - 93.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 6.8%
Diamondback Energy, Inc. #(a)	5.375%	05/31/25	$600,000	$615,000
Energen Corp.	4.625%	09/01/21	250,000	248,675
Energen Corp.	7.125%	02/15/28	1,511,000	1,586,550
				2,450,225
Financial Services - 13.0%
Alliance Data Systems Corp. #	5.375%	08/01/22	1,100,000	1,108,250
Credit Acceptance Corp.	7.375%	03/15/23	450,000	452,250
HUB International Ltd. #	9.250%	02/15/21	275,000	283,745
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	300,000	308,250
Nationstar Mortgage/Capital Corp.	7.875%	10/01/20	300,000	311,062
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	1,690,000	1,690,000
Quicken Loans, Inc. #	5.750%	05/01/25	525,000	515,812
				4,669,369
Health Care - 8.0%
BioScrip, Inc.	8.875%	02/15/21	325,000	279,393
Davita Healthcare Partners, Inc.	5.125%	07/15/24	200,000	202,000
Greatbatch Ltd. #	9.125%	11/01/23	300,000	316,500
HCA Holdings, Inc.	7.500%	11/06/33	100,000	109,375
HCA Holdings, Inc.	7.750%	07/15/36	575,000	633,219
Horizon Pharma plc #	8.750%	11/01/24	475,000	494,594
Kindred Healthcare, Inc. (a)	8.750%	01/15/23	825,000	827,062
				2,862,143
Industrials - 0.5%
TransDigm Group, Inc. (a)	6.000%	07/15/22	175,000	177,293

Information Technology - 1.1%
WEX, Inc. #	4.750%	02/01/23	400,000	393,483

Insurance - 0.7%
USI, Inc. of New York #	7.750%	01/15/21	265,000	269,637

Leisure - 2.8%
CCA Club Operations Holdings LLC #	8.250%	12/15/23	200,000	217,500
Greektown Holdings LLC #	8.875%	03/15/19	150,000	157,012
Match Group, Inc.	6.375%	06/01/24	200,000	216,374

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Corporate Bonds - 93.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Leisure - 2.8% (Continued)
Rivers Pittsburgh Borrower LP #	6.125%	08/15/21	$400,000	$407,000
				997,886
Media - 7.0%
Cimpress NV #	7.000%	04/01/22	1,150,000	1,190,250
Liberty Interactive LLC	8.250%	02/01/30	700,000	752,500
Quad Graphics, Inc.	7.000%	05/01/22	250,000	250,000
Radio One, Inc. #	7.375%	04/15/22	300,000	313,500
				2,506,250
Real Estate - 1.8%
Crescent Communities, Inc. #	8.875%	10/15/21	375,000	390,000
Kennedy Wilson, Inc.	5.875%	04/01/24	250,000	256,250
				646,250
Retail - 3.6%
American Greetings Corp. #(a)	7.875%	02/15/25	175,000	183,312
Fresh Market, Inc. (The) #(a)	9.750%	05/01/23	500,000	403,750
L Brands, Inc.	6.875%	11/01/35	250,000	241,250
Men's Warehouse, Inc. (The)	7.000%	07/01/22	325,000	288,437
Signet UK Finance plc (a)	4.700%	06/15/24	200,000	193,588
				1,310,337
Securitized - 3.1%
Ascentium Equipment Receivables Trust, Series 2016-2A #	6.790%	10/10/24	100,000	105,034
Avant Loans Funding Trust, Series 2015-A #	7.750%	08/16/21	203,215	207,596
CAM Mortgage Trust, Series 2016-2 #	5.000%	06/15/57	100,000	96,594
Honor Automobile Trust Securitization, Series 2016-1A #	8.050%	11/15/22	100,000	99,582
LendingClub Issuance Trust, Series 2016-NP1 #	6.500%	06/15/22	250,000	258,612
Murray Hill MarketPlace Trust, Series 2016-LC1 #	6.150%	11/25/22	250,000	254,158
Vericrest Opportunity Loan Transferee, Series 2016-NP10 #	5.875%	09/25/46	100,000	99,103
				1,120,679
Services - 0.8%
Ashtead Capital, Inc. #	6.500%	07/15/22	75,000	78,000

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Corporate Bonds - 93.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Services - 0.8% (Continued)
Diebold, Inc.	8.500%	04/15/24	$185,000	$204,425
				282,425
Technology & Electronics - 8.8%
Bankrate, Inc. #	6.125%	08/15/18	980,000	984,900
Conduent, Inc. #	10.500%	12/15/24	1,625,000	1,872,812
Interface Security Systems Holdings, Inc.	9.250%	01/15/18	310,000	308,450
				3,166,162
Telecommunications - 3.8%
Cogent Communications, Inc. #	5.625%	04/15/21	800,000	816,000
Frontier Communications Corp. (a)	11.000%	09/15/25	560,000	542,850
				1,358,850
Transportation - 6.8%
Air Canada Pass-Through Trust, Series 2013-1 #	5.375%	11/15/22	192,381	198,152
American Airlines Pass-Through Trust, Series 2013-1 #	5.625%	01/15/21	605,227	627,923
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	304,565	319,794
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	152,364	159,792
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	229,508	248,443
U.S. Airways Pass-Through Trust, Series 2013-1	5.375%	05/15/23	218,663	228,230
U.S. Airways Pass-Through Trust, Series 2011-1	7.125%	04/22/25	73,082	84,410
United Airlines Pass-Through Trust, Series 2007-1	6.636%	07/02/22	431,442	466,497
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	87,936	91,673
				2,424,914

Total Corporate Bonds				$33,582,541

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Registered Investment Companies - 10.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.91% (b)	1,261,635	$1,261,761
State Street Navigator Securities Lending Prime Portfolio, 1.08% (b)	2,346,243	2,346,243
Total Registered Investment Companies		$3,608,004

Total Investment Securities - 103.6% (Cost $36,337,112) (c)		$37,190,545

Net Other Assets (Liabilities) - (3.6)%		(1,277,280)

Net Assets - 100.0%		$35,913,265

#	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of March 31, 2017 was $15,833,285, representing 44.1% of net assets.
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2017 was $2,263,530.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(c)	Represents cost for financial reporting purposes.

plc - Public Limited Company

See accompanying Notes to Schedules of Investments.

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short
March 31, 2017 (Unaudited)

1.	Organization:

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), formerly Select Fund, Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Total Return Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and the Diamond Hill High Yield Fund (“High Yield Fund”) are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company and thus follows accounting and reporting guidance for investment companies. Each Fund is a diversified series of the Trust.

With the exception of the Mid Cap Fund, Financial Long-Short Fund, Short Duration Total Return Fund, Core Bond Fund and the High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. The Mid Cap Fund, Short Duration Total Return Fund, Core Bond Fund and High Yield Fund offers three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price with the exception of the Core Bond Fund, Corporate Credit Fund and the High Yield Fund which is 3.50% and the Short Duration Total Return Fund which is 2.25%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

2. Significant Accounting Policies:

The following is a summary of the Funds’ significant accounting policies:

Estimates:
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation:
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

As of March 31, 2017, Small Cap Fund and Corporate Credit Fund had approximately 0.9% and 0.2%, respectively, of their net assets valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of March 31, 2017 based on input levels assigned at December 31, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Cap Fund
Common Stocks	$1,434,438,298	$-	$16,534,726	$1,450,973,024
Registered Investment Companies	358,717,331	-	-	358,717,331
Total	$1,793,155,629	$-	$16,534,726	$1,809,690,355
Small-Mid Cap Fund
Common Stocks	$2,170,928,244	$-	$-	$2,170,928,244
Registered Investment Companies	426,459,987	-	-	426,459,987
Total	$2,597,388,231	$-	$-	$2,597,388,231
Mid Cap Fund
Common Stocks	$82,677,474	$-	$-	$82,677,474
Registered Investment Companies	23,176,922	-	-	23,176,922
Total	$105,854,396	$-	$-	$105,854,396
Large Cap Fund
Common Stocks	$4,350,778,144	$-	$-	$4,350,778,144
Registered Investment Companies	103,434,890	-	-	103,434,890
Total	$4,454,213,034	$-	$-	$4,454,213,034
All Cap Select Fund
Common Stocks	$136,913,455	$-	$-	$136,913,455
Registered Investment Companies	9,052,207	-	-	9,052,207
Total	$145,965,662	$-	$-	$145,965,662
Long-Short Fund
Common Stocks	$3,817,962,005	$-	$-	$3,817,962,005
Registered Investment Companies	1,749,867,235	-	-	1,749,867,235
Total	$5,567,829,240	$-	$-	$5,567,829,240
Research Opportunities Fund
Common Stocks	$55,710,874	$1,539,593	$-	$57,250,467
Corporate Bonds	-	945,000	-	945,000
Registered Investment Companies	16,835,986	-	-	16,835,986
Total	$72,546,860	$2,484,593	$-	$75,031,453
Financial Long-Short Fund
Common Stocks	$29,674,247	$-	$-	$29,674,247
Registered Investment Companies	9,722,608	-	-	9,722,608
Total	$39,396,855	$-	$-	$39,396,855
Short Duration Total Return Fund
U.S. Government Agency Securities	$-	$8,588,260	$-	$8,588,260
Mortgage-Backed Securities	-	20,057,680	-	20,057,680
Asset-Backed Securities	-	178,505,996	-	178,505,996
Corporate Bonds	-	37,038,730	-	37,038,730
Registered Investment Companies	6,849,151	-	-	6,849,151
Total	$6,849,151	$244,190,666	$-	$251,039,817
Core Bond Fund
U.S. Government Agency Securities	$-	$7,152,838	$-	$7,152,838
Mortgage-Backed Securities	-	12,026,830	-	12,026,830
Asset-Backed Securities	-	11,089,684	-	11,089,684
Corporate Bonds	-	9,036,825	-	9,036,825
Registered Investment Companies	2,874,327	-	-	2,874,327
Total	$2,874,327	$39,306,177	$-	$42,180,504

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Credit Fund
Collateralized Debt Obligations	$-	$1,006,907	$-	$1,006,907
Corporate Bonds	-	517,950,772	-	517,950,772
Registered Investment Companies	82,970,390	-	-	82,970,390
Total	$82,970,390	$518,957,679	$-	$601,928,069
High Yield Fund
Corporate Bonds	$-	$33,582,541	$-	$33,582,541
Registered Investment Companies	3,608,004	-	-	3,608,004
Total	$3,608,004	$33,582,541	$-	$37,190,545

Investments in Securities Sold Short: (Liabilities)

Long-Short Fund
Common Stocks*	$(1,299,252,228)	$-	$-	$(1,299,252,228)
Registered Investment Companies	(11,771,306)	-	-	(11,771,306)
Total	$(1,311,023,534)	$-	$-	$(1,311,023,534)
Research Opportunities Fund
Common Stocks*	$(13,908,718)	$-	$-	$(13,908,718)
Financial Long-Short Fund
Common Stocks*	$(5,287,388)	$-	$-	$(5,287,388)

The following table presents the Small Cap Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended March 31, 2017:

Common Stocks
Value, December 31, 2016	$16,040,857
Purchases	-
Unrealized gains	493,869
Value, March 31, 2017	$16,534,726

The following table summarizes the valuation techniques used and unobservable inputs used to determine the fair value of Small Cap’s Level 3 common stocks as of March 31, 2017:

	Fair Value	Valuation Technique	Unobservable Input	Range	Impact to Valuation From a Decrease in Input
Common stocks	$16,534,726	Calculation of net asset value of the liquidating trust	Value of assets and liabilities in the liquidating trust	$8.12 to $8.37 per share	Decrease in Valuation
		Application of discount rate	Discount rate for lack of marketability	15% - 10%	Increase in Valuation

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Segregated Cash With Custodian” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”) to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each

Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion.

As of March 31, 2017, the fair value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received

Small Cap Fund	$89,624,370	$92,610,122
Small-Mid Cap Fund	189,815,170	194,536,552
Mid Cap Fund	14,202,143	14,553,412
Large Cap Fund	-	-
All Cap Select Fund	688,198	708,124
Long-Short Fund	906,620,721	929,041,155
Research Opportunities Fund	16,331,103	16,814,940
Financial Long-Short Fund	7,982,608	8,208,042
Short Duration Total Return Fund	4,318,887	4,403,265
Core Bond Fund	1,502,563	1,539,834
Corporate Credit Fund	28,641,492	29,876,283
High Yield Fund	2,263,530	2,346,243

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

3. Federal Income Tax Information:

As of March 31, 2017, cost and unrealized appreciation (depreciation) on a tax basis for investment securities were as follows:

	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill Large Cap Fund

Cost of portfolio investments	$1,389,760,414	$2,238,632,847	$98,232,493	$3,379,401,457

Gross unrealized appreciation	$467,545,307	$408,454,247	$9,229,486	$1,153,395,293
Gross unrealized depreciation	(47,615,366)	(49,698,863)	(1,607,583)	(78,583,716)

Net unrealized appreciation on investments	$419,929,941	$358,755,384	$7,621,903	$1,074,811,577

	Diamond Hill All Cap Select Fund	Diamond Hill Long-Short Fund	Diamond Hill Research Opportunities Fund	Diamond Hill Financial Long-Short Fund

Cost of portfolio investments	$121,226,061	$4,564,795,671	$68,836,217	$35,492,331

Gross unrealized appreciation	$25,719,246	$1,039,052,210	$10,638,168	$5,071,812
Gross unrealized depreciation	(979,645)	(36,018,641)	(4,442,932)	(1,117,288)

Net unrealized appreciation on investments	$24,739,601	$1,003,033,569	$6,195,236	$3,954,524

Net unrealized depreciation on securities sold short	$-	$(181,440,264)	$(2,247,535)	$(1,018,156)

	Diamond Hill Core Bond Fund	Diamond Hill Short Duration Total Return Fund	Diamond Hill Corporate Credit Fund	Diamond Hill High Yield Fund

Cost of portfolio investments	$43,042,707	$250,885,933	$597,841,586	$36,344,555

Gross unrealized appreciation	$139,192	$1,209,898	$8,350,253	$1,001,244
Gross unrealized depreciation	(1,001,395)	(1,056,014)	(4,263,770)	(155,254)

Net unrealized appreciation (depreciation) on investments	$(862,203)	$153,884	$4,086,483	$845,990

As of March 31, 2017, the proceeds of securities sold short on a tax basis is $1,131,473,872, $11,898,970 and $4,269,231 for Long-Short Fund, Research Opportunities Fund and Financial Long-Short Fund, respectively.

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for the Funds, if applicable, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4. Affiliated Investments

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, All Cap Select Fund, Long-Short Fund and Corporate Credit Fund each own shares of Short Duration Total Return Fund, thereby making Short Duration Total Return Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in Diamond Hill Short Duration Total Return Fund during the period ended March 31, 2017 is as follows:

Affiliated Fund	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill All Cap Select Fund	Diamond Hill Long-Short Fund	Diamond Hill Corporate Credit Fund

Diamond Hill Short Duration Total Return Fund
Value, December 31, 2016	$62,169,715	$40,389,081	$804,696	$2,714,551	$60,270,734	$15,644,118
Purchases	490,954	318,953	6,355	21,437	10,554,818	3,639,744
Change in Unrealized Appreciation/Depreciation	248,398	161,373	3,215	10,846	266,773	62,027
Value, March 31, 2017	$62,909,067	$40,869,407	$814,266	$2,746,834	$71,092,325	$19,345,889

5. Subsequent Events

The Funds and Portfolios evaluated subsequent events from March 31, 2017 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attacted herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	May 25, 2017

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date:	May 25, 2017